UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-06652
Investment Company Act File Number
Artio Global Investment Funds
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)
Anthony Williams
c/o Artio Global Management LLC
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31
Date of Reporting Period

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—89.4%†
	United States—49.8%
2,678	Airgas Inc	$211,375
4,165	Alpha Natural Resources (1)	83,800
3,092	Altera Corp	123,031
921	Amazon.com Inc (1)	179,079
2,304	Amgen Inc	156,465
6,468	Annaly Capital Management REIT	108,921
3,373	Aon Corp	163,354
1,934	Apple Inc (1)	882,832
7,304	Archer-Daniels-Midland Co	209,114
8,825	AT&T Inc	259,543
2,128	Automatic Data Processing	116,572
6,584	Avon Products	116,998
823	CARBO Ceramics	80,037
6,580	CareFusion Corp (1)	157,591
2,817	Chevron Corp	290,376
7,196	Citigroup Inc	221,061
1,618	Coach Inc	113,341
4,054	Comcast Corp-Class A	107,796
2,483	ConocoPhillips	169,365
16,102	Cott Corp (1)	113,197
2,691	Covidien PLC	138,587
1,265	Cummins Inc	131,560
5,059	CVR Energy (1)	126,171
7,442	CVR Partners	223,781
7,538	CVS Caremark	314,711
2,527	Danaher Corp	132,693
18,438	Dean Foods (1)	198,393
1,851	Digital Realty REIT	131,162
15,607	Eagle Rock Energy Partners	173,706
9,705	EMC Corp (1)	250,001
882	Equinix Inc (1)	105,805
5,115	Exelon Corp	203,475
1,845	Expedia Inc	59,723
3,399	Express Scripts (1)	173,893
7,787	Exxon Mobil	652,083
960	Franklin Resources	101,856
2,504	Freeport-McMoRan Copper & Gold	115,710
15,869	General Electric	296,909
3,887	General Mills	154,819
958	Google Inc-Class A (1)	555,745
2,948	Halliburton Co	108,427

1

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	United States—Continued

2,691	Hasbro Inc	$93,943
4,051	Healthsouth Corp (1)	78,144
2,622	Hershey Co	160,152
3,396	Hospira Inc (1)	117,026
2,618	Howard Hughes (1)	135,665
1,568	Humana Inc	139,583
8,513	Insulet Corp (1)	165,748
1,196	International Business Machines	230,350
6,184	Johnson & Johnson	407,587
3,342	Johnson Controls	106,175
5,776	JPMorgan Chase	215,445
2,999	Las Vegas Sands (1)	147,281
3,595	Lazard Ltd-Class A	103,248
3,876	Liberty Global-Class A (1)	177,831
3,722	Liberty Media-Class A (1)	306,730
2,468	Lululemon Athletica (1)	155,805
4,021	LyondellBasell Industries-Class A	173,305
186	MasterCard Inc-Class A	66,136
1,985	McDonald’s Corp	196,614
2,368	Mead Johnson Nutrition-Class A	175,445
11,063	Microsoft Corp	326,690
2,895	Mosaic Co	162,033
4,844	Motorola Solutions	224,810
6,569	National Financial Partners (1)	101,163
1,593	National-Oilwell Varco	117,850
10,310	NCR Corp (1)	193,106
2,905	NetApp Inc (1)	109,635
2,104	Occidental Petroleum	209,916
10,683	Oracle Corp	301,261
2,310	PACCAR Inc	102,102
941	Parker Hannifin	75,920
5,510	Penske Automotive Group	123,314
3,581	PepsiCo Inc	235,164
28,821	Pfizer Inc	616,769
4,400	PG&E Corp	178,904
4,353	Philip Morris International	325,474
2,852	Procter & Gamble	179,790
1,977	PVH Corp	152,605
8,015	QUALCOMM Inc	471,442
4,971	Quanta Services (1)	107,374
758	Ralph Lauren	115,216

2

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	United States—Continued

1,399	Range Resources	$80,470
2,712	Royal Caribbean Cruises	73,712
3,310	SanDisk Corp (1)	151,863
8,400	Sara Lee	160,860
2,575	Schlumberger Ltd	193,563
1,494	SPX Corp	104,027
2,634	St Jude Medical	109,864
1,905	Stericycle Inc (1)	160,058
1,931	Target Corp	98,114
2,700	Thermo Fisher Scientific (1)	142,830
1,845	TripAdvisor Inc (1)	60,719
3,645	Tyco International	185,713
23,912	U.S. Silica Holdings (1)	406,504
1,366	Union Pacific	156,147
2,819	United Technologies	220,869
3,420	UnitedHealth Group	177,122
4,142	Verisk Analytics-Class A (1)	165,970
2,089	Visteon Corp (1)	100,272
4,205	Wal-Mart Stores	258,019
8,039	Wells Fargo	234,819
1,489	Whiting Petroleum (1)	74,584
6,492	Williams Cos	187,099
7,481	WPX Energy (1)	123,287
8,920	Xcel Energy	237,272
4,220	Yum! Brands	267,253

		20,126,819

	United Kingdom—8.3%
14,836	ARM Holdings	142,696
20,345	Barclays PLC	68,240
16,499	BG Group	371,017
7,955	BHP Billiton	266,509
12,343	Diageo PLC	273,080
7,185	GlaxoSmithKline PLC	159,870
15,934	Hikma Pharmaceuticals	180,539
22,926	HSBC Holdings	191,637
8,143	National Grid	81,212
3,616	Reckitt Benckiser	192,642
3,972	Rio Tinto	238,498
12,711	Rolls-Royce Holdings (1)	147,531
5,536	Royal Dutch Shell ADR	395,049

3

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	United Kingdom—Continued

12,573	Tesco PLC	$63,411
153,364	Vodafone Group	413,364
6,796	WPP PLC	79,951
6,524	Xstrata PLC	110,622

		3,375,868

	China—5.5%
1,789	Baidu Inc Sponsored ADR (1)	228,133
109,000	Bank of China-Class H	46,526
94,000	Belle International	152,737
58,320	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H	78,517
104,000	China Construction Bank-Class H	83,152
27,827	China Merchants Holdings International	92,404
7,000	China Mobile	71,584
44,000	China National Building Material-Class H	53,110
56,000	China Petroleum & Chemical-Class H	67,811
56,360	China Resources Enterprise	194,057
34,000	CNOOC Ltd	69,627
5,597	Ctrip.com International Sponsored ADR (1)	140,205
96,000	Dongfeng Motor Group-Class H	179,509
46,000	Golden Eagle Retail	105,827
117,000	Industrial Commercial Bank of China-Class H	82,079
56,500	Intime Department Store	68,635
118,000	Lenovo Group	94,041
48,000	PetroChina Co-Class H	70,070
1,800	Tencent Holdings	44,034
38,000	Tingyi (Cayman Islands) Holding	111,484
54,250	Wumart Stores	111,655
28,000	Zhuzhou CSR Times Electric-Class H	61,889

		2,207,086

	Japan—4.4%
2,100	Canon Inc	90,610
1,450	Fanuc Ltd	243,600
2,290	Honda Motor	80,067
26,000	Isuzu Motors	131,620
12	KDDI Corp	76,013
6,990	Komatsu Ltd	197,003
6,200	Mitsubishi Corp	141,401
600	SMC Corp	104,105
4,500	Softbank Corp	125,292

4

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued

4,940	Suzuki Motor	$112,600
4,300	Toyota Motor	158,465
5,870	Unicharm Corp	308,319

		1,769,095

	Switzerland—3.8%
1,407	Dufry Group (1)	159,886
5,967	Nestle SA	342,279
3,172	Novartis AG	171,776
1,096	Roche Holding	185,686
280	Swatch Group	118,077
3,300	Swiss Reinsurance (1)	179,175
519	Syngenta AG (1)	157,122
8,519	UBS AG (1)	116,076
529	Zurich Financial Services (1)	127,130

		1,557,207

	France—3.3%
1,383	BNP Paribas	58,603
3,287	Danone SA	203,030
2,958	Essilor International	216,842
2,463	GDF Suez	66,902
19,000	L’ Occitane International	41,898
844	LVMH	136,558
659	PPR	103,778
2,239	Sanofi	165,511
4,378	Schneider Electric	272,109
2,243	Societe Generale	59,796

		1,325,027

	Germany—3.0%
1,350	Brenntag AG	141,271
2,815	Daimler AG	155,672
2,409	Deutsche Bank	102,126
4,786	Deutsche Post	79,567
7,883	Deutsche Telekom	88,725
4,693	Fraport AG	281,244
1,658	Fresenius SE	168,293
1,403	RWE AG	53,702
2,422	SAP AG	146,446

		1,217,046

5

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Canada—2.2%
3,166	Barrick Gold	$156,145
3,074	Cenovus Energy	112,158
8,156	Ivanhoe Mines (1)	131,508
4,426	Potash Corp of Saskatchewan	207,342
7,878	Suncor Energy	271,333

		878,486

	Hong Kong—1.7%
82,000	Hang Lung Properties	282,339
100,000	Li & Fung	218,454
34,800	Sands China (1)	117,354
32,400	Wynn Macau	83,481

		701,628

	Netherlands—1.7%
13,498	ING Groep Dutch Certificate (1)	122,945
15,128	NXP Semiconductors (1)	321,167
6,627	Reed Elsevier	78,908
4,430	Unilever NV	147,587

		670,607

	Russia—1.2%
7,438	Pharmstandard Sponsored GDR (1)	115,215
118,182	Sberbank of Russian Federation	352,676

		467,891

	Denmark—0.9%
2,988	Novo Nordisk-Class B	353,563

	Sweden—0.7%
4,459	Atlas Copco-Class A	105,886
3,736	Elekta AB-Class B	178,367

		284,253

	Australia—0.6%
6,914	Newcrest Mining	247,770

	Italy—0.4%
33,915	Intesa Sanpaolo	64,819
2,389	Saipem SpA	111,895

		176,714

	South Korea—0.4%
174	Samsung Electronics	171,468

6

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Israel—0.4%
3,397	Teva Pharmaceutical Industries Sponsored ADR	$153,307

	Spain—0.4%
7,028	Banco Bilbao Vizcaya Argentaria	61,401
11,690	Banco Santander	91,051

		152,452

	Taiwan—0.3%
7,835	Taiwan Semiconductor Manufacturing Sponsored ADR	110,317

	Finland—0.2%
3,751	Fortum Oyj	82,492

	Czech Republic—0.2%
362	Komercni Banka	69,249

	TOTAL COMMON STOCKS (Cost $35,843,652)	36,098,345

EXCHANGE-TRADED FUNDS—3.4%
	United States—1.4%
5,850	iPath S&P 500 VIX Short-Term Futures ETN (1)	157,131
3,217	iShares PHLX SOX Semiconductor Sector Index Fund	178,576
2,141	SPDR Metals & Mining ETF	116,063
5,299	SPDR S&P Homebuilders ETF	98,826

		550,596

	Australia—0.5%
9,283	iShares MSCI Australia Index Fund	217,408

	Japan—0.5%
21,355	iShares MSCI Japan Index Fund	203,727

	Multinational—0.5%
1,141	SPDR Gold Trust (1)	193,183

	South Korea—0.3%
1,861	iShares MSCI South Korea Index Fund	106,747

	Taiwan—0.2%
8,306	iShares MSCI Taiwan Index Fund	105,818

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,338,162)	1,377,479

EQUITY LINKED NOTES—1.5%
	India—0.8%
19,413	Adani Enterprises, Issued by CLSA, Expires 12/29/2014	163,273

7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
EQUITY LINKED NOTES—Continued
	India—Continued

26,791	Adani Ports and Special Economic Zone, Issued by Citigroup Global Markets, Expires 10/24/2012 (9)	$78,766
6,726	JSW Steel, Issued by Citigroup Global Markets, Expires 10/24/2012	94,574

		336,613

	United States—0.7%
6,118	Hartford Financial Services Group, Issued by Hartford Financial, Expires 06/26/2019	63,688
10,635	JPMorgan Chase, Issued by JPMorgan Chase & Co, Expires 10/28/2018	107,413
9,945	PNC Financial Services Group, Issued by PNC Financial, Expires 12/31/2018	109,296

		280,397

	TOTAL EQUITY LINKED NOTES (Cost $1,009,595)	617,010

PREFERRED STOCKS—0.5%
	Germany—0.5%
1,200	Volkswagen AG 1.640%	212,616

	Philippines—0.0%
56,604	Ayala Land 0.000% (4)(12)	132

	TOTAL PREFERRED STOCKS (Cost $200,184)	212,748

	TOTAL INVESTMENTS—94.8% (Cost $38,391,593)	38,305,582
	OTHER ASSETS AND LIABILITIES—5.2%	2,101,727

	TOTAL NET ASSETS—100.0%	$40,407,309

8

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $38,442,707.

9

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
03/21/12	UBS AG	CHF	381,796	415,483	404,745	$10,738
03/21/12	UBS AG	EUR	151,732	198,648	194,458	4,190

Net unrealized appreciation on forward foreign exchange contracts to buy						$14,928

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
03/21/12	Goldman Sach & Co.	CHF	337,710	367,507	359,266	$(8,241)
03/21/12	UBS AG	CHF	426,358	463,976	454,539	(9,437)
03/21/12	UBS AG	EUR	326,911	427,993	425,899	(2,094)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(19,772)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro

10

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio Global Equity Fund Inc.

At January 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	13.9%	$5,636,767
Consumer Discretionary	13.3	5,370,647
Financials	11.7	4,747,074
Health Care	11.5	4,630,178
Consumer Staples	11.3	4,549,680
Energy	10.2	4,139,694
Industrials	10.0	4,027,908
Materials	8.1	3,265,154
Telecommunication Services	2.6	1,034,521
Utilities	2.2	903,959

Total Investments	94.8	38,305,582
Other Assets and Liabilities (Net)	5.2	2,101,727

Net Assets	100.0%	$40,407,309

11

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—93.0%†
	United Kingdom—17.5%
719,270	AMEC PLC	$11,395,851
2,435,934	ARM Holdings	23,429,354
2,978,537	Barclays PLC	9,990,453
4,488,938	BG Group	100,943,780
2,753,890	BHP Billiton	92,260,897
1,019,215	Centrica PLC	4,718,968
2,551,084	Compass Group	23,711,616
1,775,044	Diageo PLC	39,271,567
638,884	Genel Energy PLC (1)	8,579,711
1,700,159	GlaxoSmithKline PLC	37,829,425
1,957,810	Hikma Pharmaceuticals	22,182,785
5,286,811	HSBC Holdings	44,192,121
1,273,022	National Grid	12,696,209
1,242,101	Premier Oil (1)	8,054,047
371,259	Reckitt Benckiser	19,778,826
445,454	Rio Tinto	26,747,218
1,845,535	Rolls-Royce Holdings (1)	21,420,325
2,821,644	Royal Dutch Shell-Class A	99,762,715
680,489	Tesco PLC	3,432,013
31,863,730	Vodafone Group	85,882,676
2,254,358	WPP PLC	26,521,106
1,531,431	Xstrata PLC	25,967,189

		748,768,852

	Japan—12.1%
274,627	Aisin Seiki	8,672,811
358,073	Canon Inc	15,449,969
106,200	Daikin Industries	3,078,059
321,700	Fanuc Ltd	54,045,600
1,194,752	Honda Motor	41,773,231
4,639,000	Isuzu Motors	23,483,987
2,069,597	ITOCHU Corp	22,500,930
2,096	KDDI Corp	13,276,957
1,883,100	Komatsu Ltd	53,072,549
1,025,197	Mitsubishi Corp	23,381,214
2,029,000	Mitsubishi Electric	18,201,128
527,500	Mitsui Co	8,951,934
3,330,800	Nissan Motor	31,407,806
155,400	Nitto Denko	5,510,841
150,800	SMC Corp	26,165,036
633,500	Softbank Corp	17,638,302

12

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued

1,166,700	Suzuki Motor	$26,593,110
1,488,689	Toyota Motor	54,861,850
1,318,900	Unicharm Corp	69,274,682

		517,339,996

	China—8.4%
6,049,000	Agricultural Bank of China-Class H	2,995,443
1,168,500	Anhui Conch Cement-Class H	3,947,991
410,471	Baidu Inc Sponsored ADR (1)	52,343,262
15,127,000	Bank of China-Class H	6,456,944
902,000	Bank of Communications-Class H	723,508
15,244,325	Belle International	24,769,939
9,308,220	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H	12,531,797
15,325,000	China Construction Bank-Class H	12,252,885
6,533,204	China Merchants Holdings International	21,694,500
567,500	China Mobile	5,803,437
6,854,000	China National Building Material-Class H	8,273,059
6,286,000	China Petroleum & Chemical-Class H	7,611,779
7,776,000	China Resources Enterprise	26,774,028
2,863,000	CNOOC Ltd	5,862,975
515,076	Ctrip.com International Sponsored ADR (1)	12,902,654
19,998,000	Dongfeng Motor Group-Class H	37,393,900
9,304,012	Golden Eagle Retail	21,404,807
17,338,000	Industrial Commercial Bank of China-Class H	12,163,095
9,710,000	Intime Department Store	11,795,499
8,410,000	Lenovo Group	6,702,405
8,402,000	PetroChina Co-Class H	12,265,219
294,500	Tencent Holdings	7,204,417
4,971,367	Tingyi (Cayman Islands) Holding	14,584,899
11,550,999	Wumart Stores	23,773,802
3,391,000	Zhuzhou CSR Times Electric-Class H	7,495,227

		359,727,471

	France—7.6%
234,328	BNP Paribas	9,929,400
81,198	CFAO SA	2,771,038
550,804	Danone SA	34,021,789
675,200	Essilor International	49,496,736
446,578	Eutelsat Communications	16,587,819
442,214	GDF Suez	12,011,761
109,545	Iliad SA	13,247,277

13

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	France—Continued

7,941,002	L’ Occitane International	$17,511,269
283,380	LVMH	45,850,467
91,500	PPR	14,409,298
388,765	Sanofi	28,738,298
922,276	Schneider Electric	57,322,842
736,900	SES SA FDR	17,411,728
213,469	Societe Generale	5,690,826

		325,000,548

	Switzerland—6.8%
266,332	Dufry Group (1)	30,265,000
99,586	Flughafen Zuerich	37,902,458
466,553	Nestle SA	26,762,365
784,225	Novartis AG	42,468,905
146,386	Roche Holding	24,800,934
60,031	Swatch Group	25,315,378
446,495	Swiss Reinsurance (1)	24,242,600
164,033	Syngenta AG (1)	49,659,403
1,034,163	UBS AG (1)	14,090,977
53,859	Zurich Financial Services (1)	12,943,496

		288,451,516

	Germany—5.4%
206,560	BMW AG	17,681,278
149,474	Brenntag AG	15,641,770
343,017	Daimler AG	18,969,115
301,372	Deutsche Bank	12,776,235
327,497	Deutsche Post	5,444,615
871,662	Deutsche Telekom	9,810,737
1,308,344	Fraport AG	78,406,819
540,303	Fresenius SE	54,842,757
124,603	Henkel AG	6,478,789
164,426	RWE AG	6,293,670
82,060	SAP AG	4,961,758

		231,307,543

	Canada—5.4%
758,078	Barrick Gold	37,387,982
521,395	Cenovus Energy	19,023,626
2,317,650	Ivanhoe Mines (1)	37,369,896
1,203,186	Potash Corp of Saskatchewan	56,365,038

14

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Canada—Continued

2,343,869	Suncor Energy	$80,727,163

		230,873,705

	Russia—4.8%
53,536,950	Chelindbank OJSC (1)(4)(10)	3,560,207
300,701	Cherkizovo Group (1)	5,621,332
656,887	Holcim Russia (1)(4)(10)(12)	34,059,565
547,651	Kuban Trunk Grid (1)(4)	69,552
538,651	Kubanenergo OAO (1)	1,331,756
46,329	Magnit OJSC	5,044,012
16,399,741	MMVB ORD (1)(4)	27,653,079
670,892	Pharmstandard (1)	37,962,074
27,328,147	Sberbank of Russian Federation	81,552,164
817,203	Sibirskiy Cement (1)(4)	10,010,737

		206,864,478

	Hong Kong—3.7%
17,607,000	Hang Lung Properties	60,623,754
13,007,000	Li & Fung	28,414,286
9,006,800	Sands China (1)	30,373,051
22,228,000	Trinity Ltd	17,886,739
8,706,800	Wynn Macau	22,433,666

		159,731,496

	Romania—2.2%
16,415,074	BRD-Groupe Societe Generale	55,392,838
14,619,597	Cemacon SA (1)(10)	240,063
7,691,800	Compa Sibiu (1)	1,042,877
12,463,194	Concefa SA (1)	78,106
3,315,817	Condmag SA (1)	214,794
24,100,500	Dafora SA (1)	526,450
16,912,495	Impact Developer & Contractor (1)(10)	1,324,872
291,094,864	OMV Petrom	29,644,490
3,297,600	Spicul Buzau (1)	205,665
11,918,318	Zentiva SA	3,537,072

		92,207,227

	Denmark—1.9%
701,852	Novo Nordisk-Class B	83,048,439

	India—1.7%
3,240,684	Adani Enterprises	27,396,216
3,647,911	Jain Irrigation Systems	6,994,073

15

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	India—Continued

1,158,005	JSW Steel	$16,440,884
5,870,152	Mundra Port & Special Economic Zone	17,463,836
1,574,886	Pantaloon Retail India	5,457,715

		73,752,724

	Netherlands—1.7%
160,281	ASML Holding	6,889,301
3,100,333	ING Groep Dutch Certificate (1)	28,238,971
123,913	Koninklijke Ten Cate	3,850,824
534,232	Reed Elsevier	6,361,162
769,843	Unilever NV	25,647,560

		70,987,818

	Ireland—1.6%
1,567,910	CRH PLC	31,150,710
4,325,096	Dragon Oil	35,491,159

		66,641,869

	Australia—1.5%
2,377,445	Asciano Group	11,875,160
1,051,674	Newcrest Mining	37,687,719
5,528,325	Sydney Airport	15,686,858

		65,249,737

	Nigeria—1.2%
4,828,157	Guinness Nigeria	6,622,329
4,754,599	Nestle Foods Nigeria	13,281,893
29,186,277	Nigerian Breweries	17,208,356
10,739,573	PZ Cussons Nigeria	1,891,631
62,502,360	Unilever Nigeria	11,637,367

		50,641,576

	Sweden—1.1%
848,932	Atlas Copco-Class A	20,159,236
432,180	Elekta AB-Class B	20,633,495
731,566	TeliaSonera AB	4,861,421

		45,654,152

	Czech Republic—0.9%
208,176	Komercni Banka	39,823,186

	Bulgaria—0.9%
1,276,434	Central Cooperative Bank (1)	734,712

16

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Bulgaria—Continued

10,692,883	Chimimport AD (1)(10)	$10,448,838
4,078,860	LEV Insurance (4)(10)(12)	2,811,877
552,252	Sopharma AD	1,127,347
1,397,011	Sparki Eltos Lovetch (1)(4)(10)	805,986
11,652,801	Vivacom (4)(12)	22,929,680

		38,858,440

	Ukraine—0.9%
214,485	Anthousa Ltd Sponsored GDR (1)(4)(9)	1,684,629
8,916,599	Bank Forum (1)(4)	1,609,587
76,261,005	Bohdan Automobile Plant (1)	2,061,622
1,237,519	Chernivtsioblenergo (1)(4)	296,776
5,006,914	Davento PLC GDR (4)(10)	4,305,945
22,500	Dniproenergo (1)(4)	1,934,097
7,562,990	Harkivoblenergo (1)(4)	1,189,991
902,412	Khmelnitskoblenergo JSC (1)(4)	129,847
2,750,000	Kirovogradoblenergo (1)(4)	445,372
168,262	Korukivskas Technical Papers Factory (1)(4)	943,290
3,228,131	Krymenergo (1)(4)	623,347
115,161	Kyivmedpreparat (1)(4)	394,534
189,156	Lvivoblenergo (1)(4)	27,689
267,596	Odessaoblenergo (1)(4)	21,869
5,542,248	Oranta (1)(4)	828,541
488,244	Poltavaoblenergo (1)(4)	97,290
155,816,980	Raiffeisen Bank Aval (1)	2,643,861
75,228	Retail Group (1)(4)(12)	4,980,961
21,017	Rodovid Bank (1)(4)(12)	181
8,375,303	Slavutich Brewery (1)(4)	2,144,169
641,180	Ternopiloblenergo (1)(4)	45,930
2,636,403	Tsukrovyy soyz Ukrros (1)(4)	492,663
8,218	Ukrnafta Sponsored ADR (4)	2,272,210
61,050,520	Ukrsotsbank JSCB (1)	1,403,242
65,728	Vinnitsaoblenergo (1)(4)	348,415
4,523,959	Zakarpattyaoblenergo (1)(4)	380,425
4,621	Zakhidenergo (1)(4)	148,641
595,792	Zakhidenergo GDR (1)(4)	4,791,127
400,000	Zhytomyroblenergo (1)(4)	48,736

		36,294,987

	Israel—0.6%
602,849	Teva Pharmaceutical Industries Sponsored ADR	27,206,575

17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Italy—0.6%
3,186,105	Intesa Sanpaolo	$6,089,323
450,210	Saipem SpA	21,086,844

		27,176,167

	Spain—0.6%
964,163	Banco Bilbao Vizcaya Argentaria	8,423,504
2,006,222	Banco Santander	15,626,152

		24,049,656

	South Korea—0.5%
23,368	Samsung Electronics	23,027,886

	Taiwan—0.5%
8,260,000	Taiwan Semiconductor Manufacturing	21,914,998

	Serbia—0.5%
435,667	AIK Banka AD (1)	9,440,081
48,500	Energoprojekt Holding (1)	300,086
8,730	Industrijske Nekretnine (1)(4)	23,767
415,050	Komercijalna Banka (1)(4)	8,551,643
79,818	Privredna Banka (1)(4)	251,870
78,160	Toza Markovic ad Kikinda (1)(4)(10)(12)	2,005,987
16,667	Univerzal Banka (1)(4)	412,498

		20,985,932

	Georgia—0.5%
1,487,988	Bank of Georgia Sponsored GDR	20,757,433

	Austria—0.4%
491,641	Flughafen Wien	18,097,539

	Venezuela—0.4%
47,655	Banco Provincial (4)	241,569
156	Banco Venezolano de Credito (1)(4)	59,309
15,843,815	Cemex Venezuela SACA-I (1)(4)	1,295,980
2,797,732	Mercantil Servicios Financieros-Class B (4)	12,731,615
2,847,910	Siderurgica Venezolana Sivensa (4)(10)	1,968,601

		16,297,074

	Lebanon—0.4%
287,867	SOLIDERE-Class A	4,044,531
777,179	SOLIDERE Sponsored GDR (9)	10,965,996

		15,010,527

18

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Finland—0.3%
552,780	Fortum Oyj	$12,156,756

	Mexico—0.2%
1,943,379	Grupo Financiero Banorte	7,772,769

	Poland—0.2%
701,481	Polska Grupa Farmaceutyczna	7,084,898

	Zambia—0.0%
3,665,795	Zambeef Products	2,101,865

	Latvia—0.0%
1,424,182	AS Parex Banka (4)(12)	263,960

	TOTAL COMMON STOCKS (Cost $4,262,312,414)	3,975,129,795

PREFERRED STOCKS—1.8%
	Germany—1.4%
302,104	Henkel AG 1.520%	18,646,369
216,686	Volkswagen AG 1.640%	38,392,395

		57,038,764

	Russia—0.2%
3,611,690	TNK-BP Holding 10.350%	9,212,323

	Bulgaria—0.2%
6,416,021	Chimimport AD 9.000% (10)	8,652,890

	Philippines—0.0%
11,528,247	Ayala Land 0.000% (4)(12)	26,882

	TOTAL PREFERRED STOCKS (Cost $64,874,528)	74,930,859

EQUITY LINKED NOTES—0.5%
	Ireland—0.3%
2,146,549	Ryanair Holdings, Issued by Barclays Bank, Expires 02/08/2012 (9)	11,745,545

	Ukraine—0.2%
234	Laona Investments, Issued by HypoVereinsbank AG, Expires 04/22/2012 (1)(4)(12)	1,583,450

19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
EQUITY LINKED NOTES—Continued
	Ukraine—Continued

1,016	Laona Investments, Issued by HypoVereinsbank AG, Expires 09/11/2012 (1)(4)(12)	$6,875,150

		8,458,600

	India—0.0%
11,142	Agre Developers, Issued by Merrill Lynch International, Expires 09/17/2015 (1)(9)	8,573
222,850	Pantaloon Retail, Issued by Merrill Lynch International, Expires 01/29/2015 (9)	760,342

		768,915

	TOTAL EQUITY LINKED NOTES (Cost $18,015,859)	20,973,060

EXCHANGE-TRADED FUNDS—0.1%
	Sweden—0.1%
1,230,257	NAXS Nordic Access Buyout Fund (1)(10)	4,444,492

	Russia—0.0%
92,634	Renaissance Pre-IPO Fund (1)(4)	1,389,510

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,881,931)	5,834,002

FOREIGN GOVERNMENT COMPENSATION NOTES—0.0%
	Bulgaria—0.0%
12,056,324	Bulgaria Compensation Notes (1)	1,408,091
3,752,865	Bulgaria Housing Compensation Notes (1)	427,004

	TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $6,898,211)	1,835,095

20

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund

Face			Fair
Value	Currency	Description	Value
REPURCHASE AGREEMENT—0.4%
		United States—0.4%
16,293,097	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2012, due 02/01/2012, with a maturity value of $16,293,101 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.600%-0.750%, maturities ranging from 08/15/2013-09/27/2013, and an aggregate fair value of $16,622,558. (Cost $16,293,097)	$16,293,097

		TOTAL INVESTMENTS—95.8% (Cost $4,385,276,040)	4,094,995,908
		OTHER ASSETS AND LIABILITIES—4.2%	178,504,345

		TOTAL NET ASSETS—100.0%	$4,273,500,253

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $4,457,088,888.

21

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2012

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
03/21/12	Goldman Sachs & Co	CHF	55,386,276	60,273,145	58,577,893	$1,695,252
03/21/12	Deutsche Bank AG London	EUR	55,157,752	72,212,827	70,597,069	1,615,758

Net unrealized appreciation on forward foreign exchange contracts to buy						$3,311,010

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
03/21/12	Goldman Sachs & Co	CHF	55,386,276	60,273,145	58,921,570	$(1,351,575)
03/21/12	UBS AG	CHF	56,524,155	61,511,421	60,260,293	(1,251,128)
03/21/12	Credit Suisse	EUR	18,717,616	24,505,204	24,389,054	(116,150)
03/21/12	Deutsche Bank AG London	EUR	91,368,126	119,619,642	119,209,156	(410,486)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(3,129,339)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro
USD	— United States Dollar

22

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio International Equity Fund

At January 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Consumer Discretionary	16.6%	$709,099,385
Industrials	14.5	619,181,953
Financials	13.9	594,315,572
Materials	11.2	477,287,063
Energy	10.6	452,460,342
Health Care	10.5	449,812,874
Consumer Staples	8.9	381,363,561
Telecommunication Services	4.0	173,450,487
Information Technology	3.8	161,923,350
Utilities	1.4	59,808,224
Short-term Investment	0.4	16,293,097

Total Investments	95.8	4,094,995,908
Other Assets and Liabilities (Net)	4.2	178,504,345

Net Assets	100.0%	$4,273,500,253

23

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—93.3%†
	United Kingdom—18.6%
622,450	AMEC PLC	$9,861,870
2,019,208	ARM Holdings	19,421,191
2,280,914	Barclays PLC	7,650,523
3,850,233	BG Group	86,581,074
2,307,965	BHP Billiton	77,321,506
853,947	Centrica PLC	3,953,777
2,292,833	Compass Group	21,311,244
1,652,802	Diageo PLC	36,567,051
1,926,003	GlaxoSmithKline PLC	42,854,572
1,785,559	Hikma Pharmaceuticals	20,231,111
4,491,327	HSBC Holdings	37,542,720
1,235,738	National Grid	12,324,366
1,243,202	Premier Oil (1)	8,061,186
356,001	Reckitt Benckiser	18,965,956
341,780	Rio Tinto	20,522,128
1,946,194	Rolls-Royce Holdings (1)	22,588,630
2,592,727	Royal Dutch Shell-Class A	91,669,071
573,344	Tesco PLC	2,891,633
32,147,810	Vodafone Group	86,648,360
1,957,111	WPP PLC	23,024,181
1,311,021	Xstrata PLC	22,229,882

		672,222,032

	Japan—12.5%
251,948	Aisin Seiki	7,956,601
397,264	Canon Inc	17,140,965
94,100	Daikin Industries	2,727,357
239,640	Fanuc Ltd	40,259,520
1,158,232	Honda Motor	40,496,348
4,088,000	Isuzu Motors	20,694,662
1,735,088	ITOCHU Corp	18,864,104
2,127	KDDI Corp	13,473,325
1,526,730	Komatsu Ltd	43,028,758
835,138	Mitsubishi Corp	19,046,623
1,669,000	Mitsubishi Electric	14,971,751
490,500	Mitsui Co	8,324,026
2,844,500	Nissan Motor	26,822,236
113,900	Nitto Denko	4,039,155
121,200	SMC Corp	21,029,194
628,800	Softbank Corp	17,507,441
1,031,800	Suzuki Motor	23,518,274

24

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued

1,432,394	Toyota Motor	$52,787,241
1,136,200	Unicharm Corp	59,678,439

		452,366,020

	France—8.6%
213,353	BNP Paribas	9,040,606
81,834	CFAO SA	2,792,743
673,658	Danone SA	41,610,174
721,074	Essilor International	52,859,611
426,743	Eutelsat Communications	15,851,062
371,780	GDF Suez	10,098,578
89,172	Iliad SA	10,783,570
6,265,979	L’ Occitane International	13,817,556
242,875	LVMH	39,296,818
81,168	PPR	12,782,228
394,163	Sanofi	29,137,329
831,377	Schneider Electric	51,673,136
704,666	SES SA FDR	16,650,091
152,238	Societe Generale	4,058,482

		310,451,984

	China—8.1%
5,152,000	Agricultural Bank of China-Class H	2,551,252
694,000	Anhui Conch Cement-Class H	2,344,806
323,814	Baidu Inc Sponsored ADR (1)	41,292,761
12,878,000	Bank of China-Class H	5,496,960
768,000	Bank of Communications-Class H	616,024
12,185,675	Belle International	19,800,052
6,676,320	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H	8,988,430
13,047,000	China Construction Bank-Class H	10,431,543
4,921,912	China Merchants Holdings International	16,343,960
742,500	China Mobile	7,593,043
2,500,000	China National Building Material-Class H	3,017,603
4,210,000	China Petroleum & Chemical-Class H	5,097,930
8,362,000	China Resources Enterprise	28,791,721
1,252,000	CNOOC Ltd	2,563,900
500,941	Ctrip.com International Sponsored ADR (1)	12,548,572
16,694,000	Dongfeng Motor Group-Class H	31,215,810
6,597,000	Golden Eagle Retail	15,177,056
14,754,000	Industrial Commercial Bank of China-Class H	10,350,346
7,407,000	Intime Department Store	8,997,864

25

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	China—Continued

7,276,000	Lenovo Group	$5,798,656
5,568,000	PetroChina Co-Class H	8,128,153
251,200	Tencent Holdings	6,145,160
4,173,128	Tingyi (Cayman Islands) Holding	12,243,041
9,783,250	Wumart Stores	20,135,492
2,722,000	Zhuzhou CSR Times Electric-Class H	6,016,517

		291,686,652

	Switzerland—7.2%
239,111	Dufry Group (1)	27,171,705
59,826	Flughafen Zuerich	22,769,791
393,094	Nestle SA	22,548,617
993,840	Novartis AG	53,820,391
123,511	Roche Holding	20,925,417
50,388	Swatch Group	21,248,876
378,457	Swiss Reinsurance (1)	20,548,454
155,809	Syngenta AG (1)	47,169,667
928,879	UBS AG (1)	12,656,431
45,379	Zurich Financial Services (1)	10,905,567

		259,764,916

	Germany—6.0%
166,832	BMW AG	14,280,611
151,503	Brenntag AG	15,854,096
305,900	Daimler AG	16,916,515
275,243	Deutsche Bank	11,668,534
275,932	Deutsche Post	4,587,350
830,145	Deutsche Telekom	9,343,455
1,195,272	Fraport AG	71,630,607
573,533	Fresenius SE	58,215,724
107,337	Henkel AG	5,581,036
157,749	RWE AG	6,038,097
69,140	SAP AG	4,180,550

		218,296,575

	Canada—6.0%
683,709	Barrick Gold	33,720,145
535,863	Cenovus Energy	19,551,505
2,255,279	Ivanhoe Mines (1)	36,364,223
1,133,260	Potash Corp of Saskatchewan	53,089,250

26

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Canada—Continued

2,181,045	Suncor Energy	$75,119,205

		217,844,328

	Russia—3.6%
1,357,290	AvtoVAZ (1)	1,071,571
56,981	Magnit OJSC	6,203,735
749,712	Pharmstandard (1)	42,422,063
27,254,750	Sberbank of Russian Federation	81,333,134

		131,030,503

	Hong Kong—2.8%
14,003,000	Hang Lung Properties	48,214,598
7,922,000	Li & Fung	17,305,910
6,182,400	Sands China (1)	20,848,508
6,268,400	Wynn Macau	16,150,962

		102,519,978

	Romania—2.3%
16,323,191	BRD-Groupe Societe Generale	55,082,778
273,575,392	OMV Petrom	27,860,344

		82,943,122

	Denmark—2.1%
632,606	Novo Nordisk-Class B	74,854,729

	Netherlands—1.8%
173,724	ASML Holding	7,467,117
2,885,563	ING Groep Dutch Certificate (1)	26,282,767
450,117	Reed Elsevier	5,359,595
800,858	Unilever NV	26,680,834

		65,790,313

	Australia—1.7%
2,049,603	Asciano Group	10,237,614
1,076,430	Newcrest Mining	38,574,873
4,740,795	Sydney Airport	13,452,208

		62,264,695

	Ireland—1.7%
1,466,775	CRH PLC	29,141,394
3,770,108	Dragon Oil	30,937,002

		60,078,396

27

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Czech Republic—1.6%
308,490	Komercni Banka	$59,012,829

	Sweden—1.4%
722,413	Atlas Copco-Class A	17,154,842
583,151	Elekta AB-Class B	27,841,277
614,052	TeliaSonera AB	4,080,514

		49,076,633

	India—1.3%
2,801,781	Adani Enterprises	23,685,802
924,238	JSW Steel	13,121,955
3,941,648	Mundra Port & Special Economic Zone	11,726,492

		48,534,249

	Nigeria—1.2%
71,024,554	Nigerian Breweries	41,876,386

	Israel—0.8%
674,616	Teva Pharmaceutical Industries Sponsored ADR	30,445,420

	South Korea—0.8%
28,563	Samsung Electronics	28,147,275

	Taiwan—0.7%
9,327,000	Taiwan Semiconductor Manufacturing	24,745,906

	Italy—0.6%
2,271,613	Intesa Sanpaolo	4,341,535
374,068	Saipem SpA	17,520,520

		21,862,055

	Spain—0.5%
734,391	Banco Bilbao Vizcaya Argentaria	6,416,078
1,620,762	Banco Santander	12,623,864

		19,039,942

	Lebanon—0.4%
927,125	SOLIDERE Sponsored GDR (9)	13,081,734

	Finland—0.4%
567,034	Fortum Oyj	12,470,230

	Mexico—0.3%
2,694,922	Grupo Financiero Banorte	10,778,652

	Ukraine—0.3%
85,704,020	Raiffeisen Bank Aval (1)	1,454,203

28

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Ukraine—Continued

26,741	Ukrnafta Sponsored ADR (4)	$7,393,668

		8,847,871

	TOTAL COMMON STOCKS (Cost $3,325,386,009)	3,370,033,425

PREFERRED STOCKS—1.5%
	Germany—1.3%
291,028	Henkel AG 1.520%	17,962,739
161,089	Volkswagen AG 1.640%	28,541,727

		46,504,466

	Russia—0.2%
2,521,889	TNK-BP Holding 10.350%	6,432,572

	Philippines—0.0%
8,687,023	Ayala Land 0.000% (4)(12)	20,257

	TOTAL PREFERRED STOCKS (Cost $44,670,645)	52,957,295

EQUITY LINKED NOTES—0.3%
	Ireland—0.3%
2,331,252	Ryanair Holdings, Issued by Barclays Bank, Expires 02/08/2012 (Cost $10,988,589) (9)	12,756,208

29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio International Equity Fund II

Face			Fair
Value	Currency	Description	Value
REPURCHASE AGREEMENT—0.2%
		United States—0.2%
7,200,296	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2012, due 02/01/2012, with a maturity value of $7,200,298 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 0.750%, a maturity of 08/15/2013, and an aggregate fair value of $7,345,980. (Cost $7,200,296)	$7,200,296

		TOTAL INVESTMENTS—95.3% (Cost $3,388,245,539)	3,442,947,224
		OTHER ASSETS AND LIABILITIES—4.7%	168,628,976

		TOTAL NET ASSETS—100.0%	$3,611,576,200

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,432,056,350.

30

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2012

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
03/21/12	Goldman Sachs & Co	CHF	47,278,308	51,449,791	50,002,706	$1,447,085
03/21/12	Deutsche Bank AG London	EUR	47,364,328	62,009,634	60,622,172	1,387,462

Net unrealized appreciation on forward foreign exchange contracts to buy						$2,834,547

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
03/21/12	Goldman Sachs & Co	CHF	52,025,132	56,615,439	55,345,885	$(1,269,554)
03/21/12	UBS AG	CHF	52,848,110	57,511,030	56,341,269	(1,169,761)
03/21/12	Credit Suisse	EUR	26,267,871	34,390,039	34,227,037	(163,002)
03/21/12	Deutsche Bank AG London	EUR	112,328,804	147,061,476	146,548,206	(513,270)
03/21/12	Credit Suisse	GBP	31,940,362	50,384,002	49,450,069	(933,933)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(4,049,520)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
USD	— United States Dollar

31

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio International Equity Fund II

At January 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Consumer Discretionary	15.9%	$574,436,619
Industrials	13.2	477,717,016
Financials	12.8	462,159,871
Health Care	12.6	453,607,644
Energy	11.0	396,778,000
Materials	10.5	380,656,587
Consumer Staples	9.5	341,736,854
Information Technology	4.3	154,339,581
Telecommunication Services	4.1	149,429,708
Utilities	1.2	44,885,048
Short-term Investment	0.2	7,200,296

Total Investments	95.3	3,442,947,224
Other Assets and Liabilities (Net)	4.7	168,628,976

Net Assets	100.0%	$3,611,576,200

32

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—27.3%†
		United States—12.4%
6,250,000	USD	Abbott Laboratories 5.125% due 04/01/2019 (5)	$7,459,950

6,950,000	USD	American Express Credit 2.750% due 09/15/2015	7,162,100

4,680,000	USD	Amgen Inc 5.150% due 11/15/2041 (5)	4,988,014

		Anheuser-Busch Co
2,532,000	USD	5.500% due 01/15/2018 (5)	2,994,647
3,321,000	USD	4.500% due 04/01/2018 (5)	3,751,415
1,650,000	USD	7.550% due 10/01/2030 (5)	2,238,694

			8,984,756

1,510,000	USD	Best Buy 3.750% due 03/15/2016 (5)	1,505,050

1,570,000	USD	Cadbury Schweppes Finance 5.125% due 10/01/2013 (5)(9)	1,667,163

1,260,000	USD	Carolina Power & Light 5.700% due 04/01/2035 (5)	1,551,991

5,655,000	USD	Celgene Corp 3.950% due 10/15/2020 (5)	5,887,754

6,145,000	USD	Cisco Systems 5.500% due 01/15/2040 (5)	7,480,560

8,240,000	USD	Citigroup Inc 4.500% due 01/14/2022	8,219,342

4,430,000	USD	Comcast Corp 6.950% due 08/15/2037 (5)	5,764,232

		CSX Corp
3,850,000	USD	3.700% due 10/30/2020 (5)	4,016,859
5,719,000	USD	5.500% due 04/15/2041 (5)	6,576,393

			10,593,252

4,250,000	USD	Diageo Investment 8.000% due 09/15/2022	5,924,742

6,360,000	USD	Edison International 3.750% due 09/15/2017 (5)	6,727,506

3,280,000	USD	General Electric 5.250% due 12/06/2017	3,838,046

33

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

7,150,000	USD	General Electric Capital 5.625% due 05/01/2018	$8,208,543

		Gilead Sciences
2,360,000	USD	4.500% due 04/01/2021 (5)	2,568,796
2,230,000	USD	4.400% due 12/01/2021 (5)	2,418,799

			4,987,595

		Goldman Sachs Group
6,800,000	USD	3.625% due 02/07/2016	6,779,620
3,380,000	USD	5.750% due 01/24/2022	3,510,144

			10,289,764

6,150,000	USD	Harley-Davidson Financial Services 3.875% due 03/15/2016 (5)(9)	6,457,555

620,000	USD	Hess Corp 7.000% due 02/15/2014 (5)	687,056

2,370,000	USD	HJ Heinz 6.375% due 07/15/2028	2,825,742

9,690,000	USD	JPMorgan Chase 4.350% due 08/15/2021	9,903,248

4,720,000	USD	Juniper Networks 4.600% due 03/15/2021 (5)	5,035,093

3,640,000	USD	Kellogg Co 4.000% due 12/15/2020 (5)	3,912,927

1,770,000	USD	Merck & Co 3.875% due 01/15/2021 (5)	2,009,801

5,010,000	USD	Metropolitan Life Global Funding I 2.500% due 09/29/2015 (9)	5,120,425

		Morgan Stanley
770,000	USD	5.450% due 01/09/2017 (5)	788,806
2,340,000	USD	5.550% due 04/27/2017 (5)	2,398,856
7,260,000	USD	5.500% due 07/28/2021 (5)	7,191,814

			10,379,476

7,060,000	USD	News America 6.150% due 03/01/2037 (5)	8,063,819

4,400,000	USD	Noble Holding International 6.050% due 03/01/2041 (5)	5,026,212

34

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		Omnicom Group
430,000	USD	6.250% due 07/15/2019 (5)	$500,241
4,985,000	USD	4.450% due 08/15/2020 (5)	5,290,501

			5,790,742

2,510,000	USD	PartnerRe Finance 6.875% due 06/01/2018 (5)	2,775,935

3,120,000	USD	Pharmacia Corp 6.600% due 12/01/2028 (5)	4,067,971

1,370,000	USD	Procter & Gamble Co 1.450% due 08/15/2016 (5)	1,395,053

		Republic Services
2,080,000	USD	3.800% due 05/15/2018 (5)	2,225,515
3,093,000	USD	5.500% due 09/15/2019 (5)	3,575,128

			5,800,643

3,780,000	USD	SC Johnson & Son 4.800% due 09/01/2040 (5)(9)	4,074,749

820,000	USD	Sempra Energy 6.150% due 06/15/2018 (5)	979,880

650,000	USD	Time Warner 4.000% due 01/15/2022 (5)	687,805

9,540,000	USD	Time Warner Cable 6.750% due 07/01/2018 (5)	11,571,171

3,820,000	USD	UnitedHealth Group 6.875% due 02/15/2038 (5)	5,243,355

3,871,000	USD	Valero Energy 6.625% due 06/15/2037 (5)	4,245,616

5,680,000	USD	Validus Holdings 8.875% due 01/26/2040 (5)	6,111,209

4,420,000	USD	Wal-Mart Stores 4.250% due 04/15/2021	5,099,575

3,285,000	USD	Williams Partners 4.125% due 11/15/2020 (5)	3,381,520

35

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

2,610,000	USD	Zimmer Holdings 4.625% due 11/30/2019 (5)	$2,898,173

			234,785,111

		Canada—3.2%
4,250,000	USD	Bank of Montreal 1.300% due 10/31/2014 (9)	4,294,927

		Bank of Nova Scotia
7,620,000	USD	1.250% due 11/07/2014 (9)	7,691,049
3,900,000	USD	2.150% due 08/03/2016 (9)	4,008,880
3,340,000	USD	2.550% due 01/12/2017	3,407,652

			15,107,581

5,670,000	USD	CDP Financial 4.400% due 11/25/2019 (5)(9)	6,215,165

15,800,000	USD	Royal Bank of Canada 3.125% due 04/14/2015 (9)	16,688,244

		Toronto-Dominion Bank
13,200,000	USD	1.625% due 09/14/2016 (9)	13,281,457
5,480,000	USD	2.375% due 10/19/2016	5,637,681

			18,919,138

			61,225,055

		Norway—2.5%
12,970,000	USD	Dnb Nor Boligkreditt 2.900% due 03/29/2016 (9)	13,408,386

4,920,000	USD	Eksportfinans ASA 2.000% due 09/15/2015	4,329,044

		Nordea Eiendomskreditt
9,380,000	USD	1.875% due 04/07/2014 (9)	9,446,664
8,800,000	USD	2.125% due 09/22/2016 (9)	8,911,605

			18,358,269

1,710,000	USD	Schlumberger Norge 1.950% due 09/14/2016 (5)(9)	1,739,872

8,980,000	USD	Sparebank 1 Boligkreditt 2.625% due 05/27/2016 (9)	9,108,755

			46,944,326

36

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Australia—2.1%
4,440,000	USD	Australia & New Zealand Banking Group 2.400% due 11/23/2016 (9)	$4,493,506

3,470,000	USD	BHP Billiton Finance 7.250% due 03/01/2016	4,213,930

10,620,000	USD	Commonwealth Bank of Australia 3.250% due 03/17/2016 (9)	10,802,133

2,440,000	USD	Rio Tinto Finance 3.500% due 11/02/2020 (5)	2,564,155

		Westpac Banking
8,720,000	USD	3.000% due 08/04/2015	8,953,042
8,350,000	USD	2.450% due 11/28/2016 (9)	8,347,595

			17,300,637

			39,374,361

		United Kingdom—1.7%
2,070,000	USD	Anglo American Capital 9.375% due 04/08/2014 (5)(9)	2,365,577

6,120,000	USD	AstraZeneca PLC 5.900% due 09/15/2017 (5)	7,470,690

5,530,000	USD	Barclays Bank 2.500% due 09/21/2015 (9)	5,497,075

4,240,000	USD	Royal Bank Of Scotland 3.950% due 09/21/2015	4,215,323

5,930,000	USD	Vodafone Group 4.375% due 03/16/2021 (5)	6,687,629

5,620,000	USD	WPP Finance 4.750% due 11/21/2021 (5)(9)	5,784,357

			32,020,651

		Netherlands—1.1%
7,680,000	USD	Koninklijke Philips Electronics 5.750% due 03/11/2018 (5)	8,963,789

1,780,000	USD	MDC-GMTN 3.750% due 04/20/2016 (9)	1,836,543

		Rabobank Nederland
8,350,000	USD	2.125% due 10/13/2015	8,341,625

37

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Netherlands—Continued
		Rabobank Nederland—Continued

1,670,000	USD	3.375% due 01/19/2017	$1,720,745

			10,062,370

			20,862,702

		France—0.9%
20,000	USD	BNP Paribas Home Loan Covered Bonds 2.200% due 11/02/2015 (9)	19,317

3,470,000	USD	France Telecom 5.375% due 01/13/2042 (5)	3,668,033

8,300,000	USD	Pernod-Ricard SA 4.250% due 07/15/2022 (5)(9)	8,583,951

1,210,000	USD	Sanofi 1.200% due 09/30/2014	1,225,193

3,300,000	USD	Sanofi Aventis 4.000% due 03/29/2021 (5)	3,703,039

			17,199,533

		Ireland—0.7%
		Iberdrola Finance
4,620,000	USD	3.800% due 09/11/2014 (5)(9)	4,643,340
2,570,000	USD	5.000% due 09/11/2019 (5)(9)	2,525,418

			7,168,758

5,420,000	USD	Irish Life & Permanent 3.600% due 01/14/2013 (9)	5,136,540

			12,305,298

		United Arab Emirates—0.6%
		IPIC GMTN
2,780,000	USD	3.750% due 03/01/2017 (9)	2,786,950
2,800,000	USD	5.000% due 11/15/2020 (9)	2,856,000
5,270,000	USD	6.875% due 11/01/2041 (9)	5,454,450

			11,097,400

		Supranational—0.5%
8,860,000	AUD	International Bank for Reconstruction & Development 5.750% due 10/21/2019	10,042,531

38

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Brazil—0.5%
8,240,000	USD	Petrobras International Finance 5.875% due 03/01/2018 (5)	$9,078,799

		Germany—0.4%
		Deutsche Telekom International Finance
2,310,000	USD	4.875% due 07/08/2014 (5)	2,469,947
4,515,000	USD	3.125% due 04/11/2016 (5)(9)	4,647,163

			7,117,110

		Chile—0.3%
4,710,000	USD	Corp Nacional del Cobre de Chile 3.875% due 11/03/2021 (9)	4,955,984

		Hong Kong—0.2%
4,540,000	USD	Hutchison Whampoa International 11 3.500% due 01/13/2017 (9)	4,642,999

		Sweden—0.2%
3,510,000	USD	Swedbank Hypotek AB 2.125% due 08/31/2016 (9)	3,505,405

		TOTAL CORPORATE BONDS (Cost $489,958,070)	515,157,265

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—26.7%
		Federal Home Loan Mortgage Corporation
22,531,693	USD	6.500% due 05/01/2022-12/01/2038	25,259,140
726,391	USD	2.470% due 09/01/2035 (6)	767,271
22,463,936	USD	4.500% due 03/01/2039-11/01/2041	23,929,870

			49,956,281

15,850,000	USD	Federal Home Loan Mortgage Corporation TBA 3.500% due 02/01/2042	16,441,898

		Federal National Mortgage Association Corporation
10,909,242	USD	5.500% due 01/01/2029-08/01/2039	11,883,979
1,473,431	USD	2.361% due 11/01/2035 (6)	1,554,239
713,304	USD	2.996% due 02/01/2036 (6)	756,107
1,944,131	USD	5.650% due 06/01/2037 (6)	2,071,567

			16,265,892

		Federal National Mortgage Association Corporation TBA
21,400,000	USD	3.500% due 02/01/2027	22,523,500

39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
		Federal National Mortgage Association Corporation TBA—Continued

30,820,000	USD	4.000% due 02/01/2042	$32,587,333
8,150,000	USD	5.000% due 02/01/2042	8,802,002

			63,912,835

9,281,598	USD	Government National Mortgage Association 6.000% due 04/15/2037-09/15/2038	10,530,096

16,900,000	USD	Government National Mortgage Association TBA 4.000% due 02/01/2042	18,228,234

		U.S. Treasury Bonds
3,730,000	USD	5.250% due 02/15/2029	5,152,644
10,000,000	USD	4.250% due 11/15/2040	12,662,500
31,120,000	USD	4.750% due 02/15/2041	42,585,791
410,000	USD	3.750% due 08/15/2041	478,035
33,580,000	USD	3.125% due 11/15/2041	34,813,024

			95,691,994

		U.S. Treasury Inflation Indexed Notes (TIPS)
11,531,442	USD	1.125% due 01/15/2021	13,192,696
7,156,951	USD	0.625% due 07/15/2021	7,874,321

			21,067,017

		U.S. Treasury Notes
3,400,000	USD	0.125% due 12/31/2013	3,394,689
10,080,000	USD	0.750% due 06/15/2014	10,201,272
49,479,000	USD	0.625% due 07/15/2014	49,931,288
8,800,000	USD	0.375% due 11/15/2014	8,823,373
18,280,000	USD	0.250% due 01/15/2015	18,257,150
118,500,000	USD	0.875% due 11/30/2016-12/31/2016	119,581,041
1,290,000	USD	2.000% due 11/15/2021	1,312,776

			211,501,589

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $484,666,710)	503,595,836

ASSET BACKED SECURITIES—24.7%
		United States—24.7%
5,792,416	USD	Ally Auto Receivables Trust Series 2010-2, Class A3 1.380% due 07/15/2014 (5)	5,823,958

40

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

3,830,000	USD	Ally Master Owner Trust Series 2011-3, Class A1 0.915% due 05/15/2016 (5)(6)	$3,821,973

1,135,718	USD	Banc of America Alternative Loan Trust Series 2004-10, Class 2CB1 6.000% due 11/25/2034 (5)	1,165,294

		Banc of America Commercial Mortgage
4,450,000	USD	Series 2005-3, Class AM 4.727% due 07/10/2043 (5)	4,655,523
5,782,821	USD	Series 2006-3, Class AM 6.054% due 07/10/2044 (5)(6)	5,625,907
8,380,000	USD	Series 2006-1, Class AM 5.421% due 09/10/2045 (5)(6)	8,834,732
3,160,000	USD	Series 2006-4, Class AM 5.675% due 07/10/2046 (5)	3,343,601
8,910,000	USD	Series 2006-5, Class A4 5.414% due 09/10/2047 (5)	9,842,841

			32,302,604

1,020,581	USD	Banc of America Mortgage Securities Series 2004-7, Class 2A3 5.750% due 08/25/2034 (5)	1,038,797

2,410,010	USD	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 4A 4.763% due 07/25/2034 (5)(6)	2,296,431

		Bear Stearns Commercial Mortgage Securities
3,370,000	USD	Series 2006-PW14, Class A4 5.201% due 12/11/2038 (5)	3,780,972
4,252,000	USD	Series 2005-PW10, Class AM 5.449% due 12/11/2040 (5)(6)	4,132,364
8,760,000	USD	Series 2005-PWR8, Class A4 4.674% due 06/11/2041 (5)	9,556,963
4,610,000	USD	Series 2006-PW13, Class AM 5.582% due 09/11/2041 (5)(6)	4,851,608
3,195,000	USD	Series 2006-T24, Class A4 5.537% due 10/12/2041 (5)	3,657,829
5,480,000	USD	Series 2007-PW17, Class AM 5.915% due 06/11/2050 (5)(6)	5,700,932

			31,680,668

41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

3,500,000	USD	Chase Issuance Trust Series 2007-A17, Class A 5.120% due 10/15/2014 (5)	$3,615,525

		Citicorp Mortgage Securities
195,643	USD	Series 2005-1, Class 1A1 5.000% due 02/25/2035 (5)	195,106
1,925,870	USD	Series 2006-5, Class 1A2 6.000% due 10/25/2036 (5)	1,943,264
1,816,101	USD	Series 2006-6, Class A12 0.576% due 11/25/2036 (5)(6)	1,665,687

			3,804,057

5,020,000	USD	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.885% due 12/10/2049 (5)(6)	5,212,251

3,199,045	USD	Citigroup Mortgage Loan Trust Series 2005-11, Class A3 4.900% due 11/25/2035 (5)(6)	2,859,537

6,505,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322% due 12/11/2049 (5)	7,115,689

		CNH Equipment Trust
5,062,860	USD	Series 2009-B, Class A4 5.170% due 10/15/2014 (5)	5,171,538
7,650,000	USD	Series 2011-B, Class A2 0.710% due 12/15/2014 (5)	7,655,175
4,250,000	USD	Series 2011-C, Class A2 0.900% due 04/15/2015 (5)	4,259,920

			17,086,633

		Commercial Mortgage Pass Through Certificates
2,369,763	USD	Series 2010-C1, Class A1 3.156% due 07/10/2046 (5)(9)	2,464,340
3,190,000	USD	Series 2007-C9, Class A4 6.007% due 12/10/2049 (5)(6)	3,670,063

			6,134,403

42

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

		Countrywide Alternative Loan Trust
4,146,617	USD	Series 2004-2CB, Class 1A2 5.125% due 03/25/2034 (5)	$4,210,767
1,281,120	USD	Series 2004-24CB, Class 1A1 6.000% due 11/25/2034 (5)	1,262,932
5,197,553	USD	Series 2004-28CB, Class 3A1 6.000% due 01/25/2035 (5)	4,999,027
3,730,561	USD	Series 2005-10CB, Class 1A6 5.500% due 05/25/2035 (5)	3,638,522
4,389,094	USD	Series 2005-86CB, Class A8 5.500% due 02/25/2036 (5)	3,810,802

			17,922,050

1,994,497	USD	Countrywide Home Loans Series 2005-21, Class A2 5.500% due 10/25/2035 (5)	1,814,963

		Credit Suisse First Boston Mortgage Securities
4,652,420	USD	Series 2004-8, Class 5A1 6.000% due 12/25/2034 (5)	4,606,921
1,681,916	USD	Series 2005-9, Class 1A3 5.250% due 10/25/2035 (5)	1,544,354

			6,151,275

		Credit Suisse Mortgage Capital Certificates
6,530,000	USD	Series 2006-C4, Class A3 5.467% due 09/15/2039 (5)	7,105,783
9,650,000	USD	Series 2006-C5, Class A3 5.311% due 12/15/2039 (5)	10,582,653

			17,688,436

4,816,852	USD	DBUBS Mortgage Trust Series 2011-LC1A, Class A1 3.742% due 11/10/2046 (5)(9)	5,125,302

15,490,000	USD	Discover Card Master Trust I Series 2005-4, Class A2 0.375% due 06/16/2015 (6)	15,494,580

		FDIC Structured Sale Guaranteed Notes
5,956,766	USD	Series 2010-C1, Class A 2.980% due 12/06/2020 (5)(9)	6,230,661
2,156,844	USD	Series 2010-S1, Class 2A 3.250% due 04/25/2038 (5)(9)	2,231,627

43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		FDIC Structured Sale Guaranteed Notes—Continued

4,722,992	USD	Series 2010-S2, Class 2A 2.570% due 07/29/2047 (5)(9)	$4,628,532

			13,090,820

4,265,281	USD	FDIC Trust Series 2010-R1, Class A 2.184% due 05/25/2050 (5)(9)	4,273,558

278,478	USD	First Horizon Asset Securities Series 2006-3, Class 1A8 6.250% due 11/25/2036 (5)	279,211

5,480,000	USD	Ford Credit Auto Lease Trust Series 2011-B, Class A2 0.820% due 01/15/2014 (5)	5,488,111

3,507,250	USD	Ford Credit Auto Owner Trust Series 2011-B, Class A2 0.680% due 01/15/2014 (5)	3,515,532

3,470,000	USD	Ford Credit Floorplan Master Owner Trust Series 2009-2, Class A 1.835% due 09/15/2014 (6)	3,496,023

		GE Capital Commercial Mortgage
148,297	USD	Series 2002-1A, Class A3 6.269% due 12/10/2035 (5)	148,238
346,107	USD	Series 2004-C3, Class A3 4.865% due 07/10/2039 (5)(6)	345,923

			494,161

2,600,000	USD	GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.835% due 01/15/2017 (5)(6)	2,621,125

3,440,000	USD	GE Dealer Floorplan Master Note Trust Series 2009-2A, Class A 1.840% due 10/20/2014 (5)(6)(9)	3,467,247

2,440,000	USD	GE Equipment Small Ticket Series 2011-1A, Class A3 1.450% due 01/21/2018 (5)(9)	2,455,074

44

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

4,272,173	USD	GMAC Mortgage Corp Loan Trust Series 2005-AR5, Class 4A1 4.926% due 09/19/2035 (5)(6)	$3,733,351

5,830,000	USD	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444% due 03/10/2039 (5)	6,419,407

		GS Mortgage Securities
5,049,000	USD	Series 2006-GG8, Class A4 5.560% due 11/10/2039 (5)	5,685,563
9,489,888	USD	Series 2010-C2, Class A1 3.849% due 12/10/2043 (5)(9)	10,098,052
7,170,000	USD	Series 2011-GC3, Class A2 3.645% due 03/10/2044 (5)(9)	7,590,158

			23,373,773

		GSR Mortgage Loan Trust
4,574,801	USD	Series 2005-6F, Class 1A6 5.250% due 07/25/2035 (5)	4,425,432
1,929,623	USD	Series 2005-AR7, Class 6A1 5.136% due 11/25/2035 (5)(6)	1,679,038
1,174,207	USD	Series 2006-AR1, Class 3A1 5.024% due 01/25/2036 (5)(6)	993,345

			7,097,815

2,585,096	USD	Homebanc Mortgage Trust Series 2006-2, Class A1 0.456% due 12/25/2036 (5)(6)	1,611,713

7,140,000	USD	Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A 1.535% due 11/17/2014 (5)(6)(9)	7,153,456

		Indymac INDA Mortgage Loan Trust
5,123,860	USD	Series 2005-AR2, Class 3A1 4.927% due 01/25/2036 (5)(6)	4,202,802
685,100	USD	Series 2006-AR1, Class A1 5.533% due 08/25/2036 (5)(6)	639,674

			4,842,476

		JP Morgan Mortgage Trust
3,093,493	USD	Series 2005-A2, Class 3A2 4.658% due 04/25/2035 (5)(6)	2,712,587

45

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		JP Morgan Mortgage Trust—Continued

2,885,126	USD	Series 2007-A1, Class 2A2 2.769% due 07/25/2035 (5)(6)	$2,516,472
1,925,000	USD	Series 2005-A5, Class 2A2 2.714% due 08/25/2035 (5)(6)	1,580,227
4,252,839	USD	Series 2006-S1, Class 2A6 6.000% due 04/25/2036 (5)	4,103,982

			10,913,268

		JPMorgan Chase Commercial Mortgage Securities
707,522	USD	Series 2002-CIB4, Class A3 6.162% due 05/12/2034 (5)	707,806
6,510,000	USD	Series 2006-LDP8, Class AM 5.440% due 05/15/2045 (5)	6,837,896
5,970,000	USD	Series 2006-LDP9, Class A3 5.336% due 05/15/2047 (5)	6,525,079

			14,070,781

		LB-UBS Commercial Mortgage Trust
2,829,881	USD	Series 2002-C2, Class A4 5.594% due 06/15/2031 (5)	2,846,130
4,070,000	USD	Series 2006-C4, Class AM 6.087% due 06/15/2038 (5)(6)	4,255,641
10,600,000	USD	Series 2006-C7, Class A3 5.347% due 11/15/2038 (5)	11,757,165

			18,858,936

3,364,956	USD	Massachusetts RRB Special Purpose Trust Series 2005-1, Class A4 4.400% due 03/15/2015 (5)	3,445,307

2,194,870	USD	MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1 4.873% due 02/25/2036 (5)(6)	1,986,819

4,480,000	USD	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class AM 5.456% due 07/12/2046 (5)(6)	4,607,136

		MLCC Mortgage Investors
9,877	USD	Series 2005-1, Class 2A2 2.057% due 04/25/2035 (5)(6)	9,049

46

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		MLCC Mortgage Investors—Continued

3,637,710	USD	Series 2006-1, Class 2A1 2.061% due 02/25/2036 (5)(6)	$3,070,118
2,609,163	USD	Series 2007-2, Class 2A1 5.012% due 06/25/2037 (5)(6)	2,154,741
2,280,849	USD	Series 2007-3, Class 2A2 5.808% due 09/25/2037 (5)(6)	1,867,963

			7,101,871

		Morgan Stanley Capital I
2,600,000	USD	Series 2006-T23, Class A4 5.989% due 08/12/2041 (5)(6)	3,033,724
5,560,000	USD	Series 2011-C1, Class A2 3.884% due 09/15/2047 (5)(9)	5,960,743

			8,994,467

183,292	USD	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.390% due 07/15/2033 (5)	183,158

4,070,000	USD	Navistar Financial Dealer Note Master Trust Series 2009-1, Class A 1.726% due 10/26/2015 (6)(9)	4,091,417

		NCUA Guaranteed Notes
2,243,555	USD	Series 2010-R2, Class 1A 0.633% due 11/06/2017 (5)(6)	2,243,555
2,220	USD	Series 2010-R2, Class 2A 0.733% due 11/05/2020 (5)(6)	2,220
6,359,955	USD	Series 2010-R3, Class 1A 0.823% due 12/08/2020 (5)(6)	6,384,059

			8,629,834

2,455,000	USD	Nissan Auto Lease Trust Series 2011-B, Class A2 0.465% due 02/17/2014 (5)(6)	2,454,639

7,250,000	USD	Nissan Auto Receivables Owner Trust Series 2011-B, Class A2 0.740% due 09/15/2014 (5)	7,267,940

7,535,000	USD	OBP Depositor Trust Series 2010-OBP, Class A 4.646% due 07/15/2045 (9)	8,571,861

47

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

772,734	USD	Residential Funding Mortgage Securities I Series 2006-S12, Class 3A4 5.750% due 12/25/2036 (5)	$741,299

		SLM Student Loan Trust
5,603,451	USD	Series 2011-1, Class A1 0.796% due 03/25/2026 (5)(6)	5,598,818
9,371,418	USD	Series 2011-2, Class A1 0.876% due 11/25/2027 (5)(6)	9,336,424

			14,935,242

		Small Business Administration
3,774,126	USD	Series 2005-P10B, Class 1 4.940% due 08/10/2015 (5)	4,013,828
251,476	USD	Series 2006-P10A, Class 1 5.408% due 02/10/2016 (5)	274,332
2,912,347	USD	Series 2007-P10A, Class 1 5.459% due 02/10/2017 (5)	3,167,023

			7,455,183

5,320,000	USD	Structured Asset Securities Series 2004-18H, Class A5 4.750% due 10/25/2034 (5)	4,828,358

6,560,438	USD	Thornburg Mortgage Securities Trust Series 2007-4, Class 2A1 6.160% due 09/25/2037 (5)(6)	5,908,216

2,950,000	USD	Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.530% due 04/15/2014 (5)	2,950,764

4,690,000	USD	Vornado DP Series 2010-FX, Class A2 4.004% due 09/13/2028 (9)	5,111,805

1,086	USD	Wachovia Mortgage Loan Trust Series 2005-B, Class 3A1 5.135% due 10/20/2035 (5)(6)	870

		WaMu Mortgage Pass Through Certificates
7,430,000	USD	Series 2005-AR5, Class A5 2.569% due 05/25/2035 (5)(6)	6,672,846
4,680,000	USD	Series 2005-AR7, Class A3 2.544% due 08/25/2035 (5)(6)	3,413,311

48

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		WaMu Mortgage Pass Through Certificates—Continued

1,617,199	USD	Series 2005-AR14, Class 1A1 2.470% due 12/25/2035 (5)(6)	$1,583,966

			11,670,123

4,010,000	USD	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 4.393% due 11/15/2043 (5)(9)	4,437,237

		Wells Fargo Mortgage Backed Securities Trust
4,743,561	USD	Series 2005-AR13, Class 4A1 5.338% due 05/25/2035 (5)(6)	4,369,769
8,020,000	USD	Series 2006-5, Class 1A5 5.250% due 04/25/2036 (5)	7,994,444
2,672,687	USD	Series 2006-10, Class A4 6.000% due 08/25/2036 (5)	2,621,827
275,174	USD	Series 2006-13, Class A8 6.000% due 10/25/2036 (5)	274,057
2,905,000	USD	Series 2006-19, Class A4 5.250% due 12/26/2036 (5)	2,702,998

			17,963,095

6,510,000	USD	Wells Fargo RBS Commercial Mortgage Trust Series 2011-C2, Class A2 3.791% due 02/15/2044 (5)(9)	6,934,836

			465,681,741

		Russia—0.0%
280,877	USD	CityMortgage MBS Finance Series 2006-1A, Class AFL 1.896% due 09/10/2033 (5)(6)(9)	269,641

		TOTAL ASSET BACKED SECURITIES (Cost $453,400,935)	465,951,382

FOREIGN GOVERNMENT AND AGENCY BONDS—17.2%
		Mexico—4.7%
853,100,000	MXN	Mexican Bonos 10.000% due 12/05/2024	87,675,348

49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued

		Canada—4.3%
16,850,000	CAD	Canada Housing Trust 3.800% due 06/15/2021 (9)	$18,913,608

		Canadian Government Bond
16,180,000	CAD	4.000% due 06/01/2017	18,322,434
27,280,000	CAD	3.250% due 06/01/2021	30,328,493

			48,650,927

8,210,000	USD	Hydro Quebec 2.000% due 06/30/2016	8,442,581

5,000,000	USD	Province of Ontario 2.300% due 05/10/2016	5,209,925

			81,217,041

		Brazil—3.9%
128,098,000	BRL	Brazil Notas do Tesouro Nacional, Series F 10.000% due 01/01/2013	73,552,942

		Australia—3.4%
		Australia Government Bond
16,320,000	AUD	6.000% due 02/15/2017	19,477,739
6,960,000	AUD	5.750% due 05/15/2021	8,559,153

			28,036,892

31,250,000	AUD	New South Wales Treasury 6.000% due 02/01/2018	35,705,712

			63,742,604

		Qatar—0.9%
		State of Qatar
11,000,000	USD	4.000% due 01/20/2015 (5)(9)	11,577,500
5,900,000	USD	3.125% due 01/20/2017 (9)	6,018,000

			17,595,500

		TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $311,523,340)	323,783,435

MUNICIPAL OBLIGATIONS—1.1%
		United States—1.1%
5,485,000	USD	Commonwealth of Massachusetts, General Obligation 4.200% due 12/01/2021	6,145,613

50

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
MUNICIPAL OBLIGATIONS—Continued
		United States—Continued

3,590,000	USD	East Bay Municipal Utility District, Revenue Bonds 5.874% due 06/01/2040	$4,605,719

4,280,000	USD	State of Connecticut, General Obligation Unlimited 5.850% due 03/15/2032	5,298,426

5,060,000	USD	State of Washington, General Obligation Unlimited 5.090% due 08/01/2033	5,838,076

		TOTAL MUNICIPAL OBLIGATIONS (Cost $18,615,800)	21,887,834

REPURCHASE AGREEMENT—8.9%
		United States—8.9%
167,346,294	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2012, due 02/01/2012, with a maturity value of $167,346,341 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.350%-4.500%, maturities ranging from 07/09/2013-07/15/2013, and an aggregate fair value of $170,695,138. (Cost $167,346,294)	167,346,294

		TOTAL INVESTMENTS—105.9% (Cost $1,925,511,149)	1,997,722,046
		OTHER ASSETS AND LIABILITIES—(5.9)%	(110,972,901)

		TOTAL NET ASSETS—100.0%	$1,886,749,145

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $1,925,894,701.

51

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
02/02/12	Credit Suisse	BRL	13,051,187	7,469,773	7,440,814	$28,959
02/02/12	JPMorgan Chase Bank N.A.	BRL	55,268,813	31,632,791	31,519,140	113,651

Net unrealized appreciation on forward foreign exchange contracts to buy						$142,610

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/23/12	Deutsche Bank AG London	AUD	9,890,135	10,441,864	10,139,861	$(302,003)
03/23/12	Westpac Banking	AUD	58,435,480	61,695,349	60,014,850	(1,680,499)
02/02/12	Credit Suisse	BRL	13,051,187	7,469,773	6,920,036	(549,737)
02/02/12	JPMorgan Chase Bank N.A.	BRL	55,268,813	31,632,791	29,305,556	(2,327,235)
03/02/12	Credit Suisse	BRL	13,051,187	7,412,920	7,387,325	(25,595)
03/02/12	JPMorgan Chase Bank N.A.	BRL	55,268,813	31,392,032	31,292,499	(99,533)
03/05/12	Deutsche Bank AG London	CAD	40,002,510	39,864,578	39,497,695	(366,883)
02/07/12	Deutsche Bank AG London	MXN	165,660,000	12,704,277	12,079,627	(624,650)
02/07/12	JPMorgan Chase Bank N.A.	MXN	297,193,287	22,791,415	21,677,909	(1,113,506)
02/24/12	Credit Suisse	MXN	120,514,761	9,228,656	9,079,145	(149,511)
03/01/12	JPMorgan Chase Bank N.A.	MXN	159,705,000	12,223,432	12,277,067	53,635

Net unrealized depreciation on forward foreign exchange contracts to sell						$(7,185,517)

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
MXN	— Mexican Peso
USD	— United States Dollar

52

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio Total Return Bond Fund

At January 31, 2012, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Corporate Bonds	27.3%	$515,157,265
U.S. Government and Agency Obligations	26.7	503,595,836
Asset Backed Securities	24.7	465,951,382
Foreign Government and Agency Bonds	17.2	323,783,435
Municipal Obligations	1.1	21,887,834
Short-term Investment	8.9	167,346,294

Total Investments	105.9	1,997,722,046
Other Assets and Liabilities (Net)	(5.9)	(110,972,901)

Net Assets	100.0%	$1,886,749,145

53

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—67.5%†
		United States—47.5%
3,060,000	USD	ABN Amro NA 6.523% due 12/29/2049 (5)(6)(9)	$2,340,900

7,845,000	USD	Academy Ltd/Academy Finance 9.250% due 08/01/2019 (5)(9)	7,835,194

23,790,000	USD	AES Corp 8.000% due 06/01/2020 (5)	27,120,600

5,530,000	USD	Alere Inc 9.000% due 05/15/2016 (5)	5,820,325

14,440,000	USD	Ally Financial 8.000% due 03/15/2020	15,920,100

15,245,000	USD	American Achievement 10.875% due 04/15/2016 (5)(9)	11,357,525

12,944,000	USD	American Rock Salt 8.250% due 05/01/2018 (5)(9)	11,649,600

		Arch Coal
4,055,000	USD	7.000% due 06/15/2019 (5)(9)	4,085,413
8,355,000	USD	7.250% due 06/15/2021 (5)(9)	8,438,550

			12,523,963

40,240,000	USD	ATP Oil & Gas 11.875% due 05/01/2015 (5)	26,357,200

1,370,000	USD	Bumble Bee Acquisition 9.000% due 12/15/2017 (5)(9)	1,417,950

5,091,000	USD	Capital One Capital III 7.686% due 08/15/2036 (5)	5,161,001

22,015,000	USD	Chesapeake Energy 9.500% due 02/15/2015 (5)	24,876,950

		Cincinnati Bell
13,195,000	USD	8.250% due 10/15/2017 (5)	13,640,331
22,190,000	USD	8.375% due 10/15/2020 (5)	22,800,225

			36,440,556

6,015,000	USD	CityCenter Holdings/CityCenter Finance 7.625% due 01/15/2016 (5)	6,345,825

40,530,000	USD	Clayton Williams Energy 7.750% due 04/01/2019 (5)(9)	39,516,750

54

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

20,547,000	USD	Clear Channel Worldwide, Series B 9.250% due 12/15/2017 (5)	$22,755,802

		Clearwire Communications/Finance
28,445,000	USD	12.000% due 12/01/2015 (5)(9)	26,951,637
710,000	USD	14.750% due 12/01/2016 (5)(9)	722,425

			27,674,062

21,195,000	USD	Cloud Peak Energy Resources 8.250% due 12/15/2017 (5)	22,996,575

7,245,000	USD	Compass Re 11.250% due 01/08/2015 (6)(9)	7,162,407

12,050,000	USD	DineEquity Inc 9.500% due 10/30/2018 (5)	13,194,750

1,500,000	USD	DPH Holdings 6.550% due 06/15/2006 (1)(4)(5)(7)	27,188

7,355,000	USD	Dresdner Funding Trust I 8.151% due 06/30/2031 (5)(9)	5,589,800

		Dynegy Holdings
8,145,000	USD	7.500% due 06/01/2015 (1)(7)	4,744,463
3,160,000	USD	8.375% due 05/01/2016 (1)(7)	1,990,800
9,605,000	USD	7.750% due 06/01/2019 (1)(7)	5,931,088

			12,666,351

8,630,000	USD	Eagle Parent 8.625% due 05/01/2019 (5)(9)	8,673,150

		El Paso
4,000,000	USD	8.050% due 10/15/2030	4,728,280
25,249,000	USD	7.800% due 08/01/2031 (5)	29,718,729

			34,447,009

14,355,000	USD	Energy Future Holdings 10.000% due 01/15/2020 (5)	15,467,513

11,365,000	USD	Entravision Communications 8.750% due 08/01/2017 (5)	11,705,950

17,825,000	USD	Evertec Inc 11.000% due 10/01/2018 (5)	18,849,937

		First Data
17,415,000	USD	8.250% due 01/15/2021 (5)(9)	16,195,950

55

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		First Data—Continued

19,425,000	USD	8.750% due 01/15/2022 (5)(9)	$17,773,875

			33,969,825

		Ford Motor Credit
6,870,000	USD	7.000% due 04/15/2015	7,574,175
3,200,000	USD	8.000% due 12/15/2016	3,795,741
17,145,000	USD	8.125% due 01/15/2020	21,035,903

			32,405,819

		Frontier Communications
14,400,000	USD	8.750% due 04/15/2022 (5)	14,328,000
20,275,000	USD	9.000% due 08/15/2031 (5)	18,146,125

			32,474,125

11,160,000	USD	Great Atlantic & Pacific Tea 11.375% due 08/01/2015 (1)(5)(7)(9)	13,113,000

2,890,000	USD	Hanesbrands Inc 6.375% due 12/15/2020 (5)	3,027,275

14,430,000	USD	HCA Holdings 7.750% due 05/15/2021 (5)	15,187,575

		HCA Inc
2,864,000	USD	7.190% due 11/15/2015 (5)	2,921,280
7,480,000	USD	8.000% due 10/01/2018	8,134,500
9,200,000	USD	7.500% due 02/15/2022 (5)	9,867,000

			20,922,780

7,405,000	USD	Hercules Offshore 10.500% due 10/15/2017 (5)(9)	7,442,025

9,385,000	USD	Immucor Inc 11.125% due 08/15/2019 (5)	10,229,650

23,890,000	USD	IMS Health 12.500% due 03/01/2018 (5)(9)	28,070,750

11,110,000	USD	INC Research 11.500% due 07/15/2019 (5)(9)	10,276,750

14,230,000	USD	Interactive Data 10.250% due 08/01/2018 (5)	15,830,875

5,715,000	USD	Inverness Medical Innovations 7.875% due 02/01/2016 (5)	5,972,175

56

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

2,860,000	USD	JBS U.S.A. LLC/Finance 8.250% due 02/01/2020 (5)(9)	$2,888,600

32,301,000	USD	K Hovnanian Enterprises 10.625% due 10/15/2016 (5)	28,344,127

22,995,000	USD	Kinetics Concepts/KCI USA 10.500% due 11/01/2018 (5)(9)	23,512,387

26,710,000	USD	Landry’s Restaurant 11.625% due 12/01/2015 (5)	28,780,025

14,970,000	USD	Lawson Software 11.500% due 07/15/2018 (5)(9)	15,194,550

45,691,000	USD	Level 3 Financing 10.000% due 02/01/2018 (5)	49,003,597

39,335,000	USD	MacDermid Inc 9.500% due 04/15/2017 (5)(9)	40,318,375

26,265,000	USD	Marquette Transportation 10.875% due 01/15/2017 (5)	27,184,275

15,145,000	USD	Merge Healthcare 11.750% due 05/01/2015 (5)	16,167,288

35,242,650	USD	Mirant Americas Generation 9.125% due 05/01/2031 (5)	32,247,025

		Momentive Performance
8,715,000	USD	9.000% due 01/15/2021 (5)	7,930,650
15,585,000	EUR	9.500% due 01/15/2021 (5)	17,175,165

			25,105,815

3,025,000	USD	Montana Re 10.284% due 12/07/2012 (4)(6)(9)	3,004,430

21,060,000	USD	Needle Merger 8.125% due 03/15/2019 (5)(9)	20,559,825

		New Albertsons
9,592,000	USD	7.750% due 06/15/2026	7,901,410
4,420,000	USD	6.625% due 06/01/2028	3,215,550
19,080,000	USD	7.450% due 08/01/2029 (5)	15,216,300
13,285,000	USD	8.700% due 05/01/2030 (5)	11,375,281

			37,708,541

57

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		Nortek Inc
12,740,000	USD	8.500% due 04/15/2021 (5)(9)	$12,166,700
190,000	USD	8.500% due 04/15/2021 (5)	181,450

			12,348,150

31,770,000	USD	PAETEC Holding 9.875% due 12/01/2018 (5)	35,661,825

32,480,000	USD	Palace Entertainment Holdings 8.875% due 04/15/2017 (5)(9)	32,967,200

8,220,000	USD	Pinnacle Entertainment 8.625% due 08/01/2017 (5)	8,877,600

		Plains Exploration & Production
22,470,000	USD	8.625% due 10/15/2019 (5)	25,391,100
10,190,000	USD	6.750% due 02/01/2022 (5)	11,132,575

			36,523,675

1,440,000	USD	Ply Gem Industries 8.250% due 02/15/2018 (5)	1,404,000

20,845,000	USD	PNC Preferred Funding Trust I 6.517% due 03/29/2049 (5)(6)(9)	15,529,525

3,615,000	USD	Post Holdings 7.375% due 02/15/2022 (5)(9)	3,750,563

		Residential Re 2011
12,370,000	USD	8.750% due 06/06/2015 (6)(9)	12,419,480
10,790,000	USD	8.900% due 12/06/2015 (6)(9)	10,534,277

			22,953,757

		Reynolds Group Issuer
28,755,000	USD	9.000% due 04/15/2019 (5)(9)	28,755,000
1,765,000	USD	9.875% due 08/15/2019 (5)(9)	1,804,713

			30,559,713

30,045,000	USD	Rite Aid 10.250% due 10/15/2019 (5)	33,988,406

		SandRidge Energy
16,217,000	USD	8.750% due 01/15/2020 (5)	17,271,105
24,756,250	USD	7.500% due 03/15/2021 (5)	25,251,375

			42,522,480

58

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

2,130,000	USD	Sophia LP/Finance 9.750% due 01/15/2019 (5)(9)	$2,225,850

3,140,000	USD	Stanadyne Corp, Series 1 10.000% due 08/15/2014 (4)(5)	2,841,700

		Standard Pacific
25,006,000	USD	10.750% due 09/15/2016 (5)	27,944,205
18,035,000	USD	8.375% due 01/15/2021 (5)	18,350,612

			46,294,817

		Successor X
14,115,000	USD	9.425% due 02/25/2014 (4)(6)(9)	13,971,027
6,845,000	USD	11.250% due 11/10/2015 (6)(9)	6,706,731

			20,677,758

23,990,000	USD	Toys R Us Property 10.750% due 07/15/2017 (5)	26,808,825

		Universal Hospital Services
22,418,000	USD	4.121% due 06/01/2015 (5)(6)	21,128,965
860,000	USD	8.500% due 06/01/2015 (5)	890,100

			22,019,065

7,210,000	USD	Univision Communications 6.875% due 05/15/2019 (5)(9)	7,155,925

11,985,000	USD	Valeant Pharmaceuticals 6.875% due 12/01/2018 (5)(9)	12,329,569

28,430,000	USD	Vanguard Health 8.000% due 02/01/2018 (5)	29,922,575

17,210,000	USD	Venoco Inc 8.875% due 02/15/2019 (5)	14,886,650

15,540,000	USD	Visteon Corp 6.750% due 04/15/2019 (5)	15,423,450

14,870,000	USD	WPX Energy 6.000% due 01/15/2022 (5)(9)	14,888,588

30,650,000	USD	Wyle Services 10.500% due 04/01/2018 (5)(9)	32,029,250

59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

34,110,000	USD	YCC Holdings/Yankee Finance 10.250% due 02/15/2016 (5)	$32,660,325

			1,572,087,658

		Canada—6.3%
		Air Canada
22,555,088	USD	9.250% due 08/01/2015 (5)(9)	21,596,497
29,347,642	USD	12.000% due 02/01/2016 (5)(9)	25,825,925

			47,422,422

		Bombardier Inc
5,100,000	USD	7.500% due 03/15/2018 (5)(9)	5,737,500
6,020,000	EUR	6.125% due 05/15/2021 (5)	7,795,714
4,170,000	USD	7.450% due 05/01/2034 (5)(9)	4,242,975

			17,776,189

25,630,000	USD	Garda World Security 9.750% due 03/15/2017 (5)(9)	26,975,575

		Nortel Networks
10,970,000	USD	Zero Coupon due 07/15/2011 (1)(7)	11,463,650
5,730,000	USD	10.750% due 07/15/2016 (1)(5)(7)	6,388,950

			17,852,600

11,112,000	USD	Patheon Inc 8.625% due 04/15/2017 (5)(9)	9,167,400

13,620,000	USD	PetroBakken Energy 8.625% due 02/01/2020 (5)(9)	13,960,500

18,960,000	USD	Postmedia Network 12.500% due 07/15/2018 (5)	19,434,000

12,950,000	USD	Reliance Intermediate 9.500% due 12/15/2019 (5)(9)	13,921,250

11,217,000	USD	Telesat Canada 12.500% due 11/01/2017 (5)	12,675,210

29,000,000	USD	Trinidad Drilling 7.875% due 01/15/2019 (5)(9)	30,885,000

			210,070,146

		United Kingdom—4.6%
6,870,000	USD	Barclays Bank, Series 1 6.278% due 12/29/2049 (5)(6)	5,575,438

60

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United Kingdom—Continued

17,715,000	EUR	Channel Link Enterprises 2.917% due 06/30/2012 (6)	$20,437,791

23,188,720	GBP	Countrywide Holdings 10.000% due 05/08/2018 (5)	36,358,098

12,415,000	USD	HBOS Capital Funding 6.071% due 06/29/2049 (5)(6)(9)	9,062,950

42,710,000	USD	Intelsat Jackson Holdings 7.250% due 04/01/2019 (5)(9)	44,738,725

5,020,000	EUR	LBG Capital No. 2 6.385% due 05/12/2020	5,220,295

8,685,000	GBP	Lloyds TSB Bank 13.000% due 01/29/2049 (5)	16,902,000

		Punch Taverns Finance
8,285,000	GBP	5.943% due 12/30/2024	9,073,579
6,000,471	GBP	4.767% due 06/30/2033 (5)	6,382,494

			15,456,073

			153,751,370

		Germany—1.6%
2,035,000	EUR	Grohe Holding GmbH 8.625% due 10/01/2014 (5)	2,548,751

		OXEA Finance
2,104,250	EUR	9.625% due 07/15/2017 (5)	2,958,898
9,253,000	EUR	9.625% due 07/15/2017 (5)(9)	13,011,137

			15,970,035

1,540,000	EUR	Unitymedia Hessen/NRW GmbH 8.125% due 12/01/2017 (5)	2,145,332

22,140,000	EUR	UPC Germany GmbH 8.125% due 12/01/2017 (5)(9)	30,842,633

			51,506,751

		Czech Republic—1.1%
		CET 21 SPOL
7,240,000	EUR	9.000% due 11/01/2017 (5)	9,233,522
21,130,000	EUR	9.000% due 11/01/2017 (5)(9)	26,948,111

			36,181,633

61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Netherlands—1.1%
		DTEK Finance
10,985,000	USD	9.500% due 04/28/2015 (9)	$10,806,494
6,255,000	USD	9.500% due 04/28/2015	6,153,356

			16,959,850

17,040,000	USD	Metinvest BV 8.750% due 02/14/2018 (9)	14,910,000

3,605,000	USD	UPCB Finance VI 6.875% due 01/15/2022 (5)(9)	3,605,000

			35,474,850

		France—0.9%
		Labco SAS
11,160,000	EUR	8.500% due 01/15/2018 (5)(9)	11,897,234
15,274,000	EUR	8.500% due 01/15/2018 (5)	16,283,007

			28,180,241

		Italy—0.7%
		Wind Acquisition Finance
2,650,000	EUR	11.750% due 07/15/2017 (5)(9)	3,180,706
5,715,000	EUR	11.750% due 07/15/2017 (5)	6,859,522

			10,040,228

		Wind Acquisition Holdings Finance
3,521,215	EUR	12.250% due 07/15/2017 (5)(9)	3,544,715
10,100,277	EUR	12.250% due 07/15/2017 (5)	10,167,696

			13,712,411

			23,752,639

		China—0.6%
		MIE Holdings
1,335,000	USD	9.750% due 05/12/2016 (5)	1,241,550
13,955,000	USD	9.750% due 05/12/2016 (5)(9)	12,978,150

			14,219,700

7,240,000	USD	Winsway Coking Coal Holdings 8.500% due 04/08/2016 (5)(9)	5,611,000

			19,830,700

		Australia—0.6%
18,130,000	USD	FMG Resources 8.250% due 11/01/2019 (5)(9)	19,535,075

62

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Indonesia—0.5%
18,645,000	USD	GT 2005 Bonds, Multi-Coupon 6.000% due 07/21/2014 (5)(6)(8)	$17,386,462

		Russia—0.5%
14,745,000	USD	Evraz Group 9.500% due 04/24/2018 (5)	15,906,169

		Cyprus—0.5%
17,935,000	USD	Mriya Agro Holding 10.950% due 03/30/2016 (5)(9)	15,867,953

		Mexico—0.4%
11,265,000	USD	Satmex Escrow SA de CV 9.500% due 05/15/2017 (5)	11,828,250

		Peru—0.2%
		Corp Lindley SA
3,130,000	USD	6.750% due 11/23/2021 (5)	3,333,450
3,850,000	USD	6.750% due 11/23/2021 (5)(9)	4,100,250

			7,433,700

		Brazil—0.2%
7,105,000	USD	Banco do Estado do Rio Grande do Sul 7.375% due 02/02/2022 (9)	7,322,485

		Switzerland—0.1%
2,785,000	EUR	UBS AG 4.280% due 04/29/2049 (5)(6)	3,059,942

		Spain—0.1%
3,520,000	USD	BBVA International Preferred Unipersonal 5.919% due 12/29/2049 (5)(6)	2,539,493

		Ireland—0.0%
735,000	USD	Ardagh Packaging Finance 7.375% due 10/15/2017 (5)(9)	771,750

		TOTAL CORPORATE BONDS (Cost $2,240,924,911)	2,232,487,267

BANK LOANS—16.9%
		United States—13.1%
27,205,000	USD	Asurion Corp 9.000% due 05/24/2019 (6)	27,387,273

10,124,125	USD	BCBG Maxazria 9.770% due 05/19/2015 (6)	9,440,747

63

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued
		United States—Continued

38,383,774	USD	Cengage Learning 2.520% due 07/03/2014 (6)	$34,086,174

36,675,700	USD	Chrysler Group 6.000% due 05/24/2017 (6)	35,994,265

43,364,781	USD	Coinmach Corp 3.410% due 11/20/2014 (6)	40,069,058

3,303,558	USD	Delphi Corp 3.500% due 03/31/2017 (4)(6)	3,307,687

35,142,391	USD	Global Brass & Copper 10.250% due 08/18/2015 (4)(6)	35,493,815

1,670,000	USD	Great Atlantic & Pacific Tea 8.750% due 06/15/2012 (6)	1,678,350

17,445,000	USD	Hawaiian Telcom 9.000% due 11/01/2015 (6)	17,750,287

17,171,783	USD	Hercules Offshore 7.500% due 07/11/2013 (6)	17,016,756

5,862,025	USD	High Plains Broadcasting 9.000% due 09/14/2016 (6)	5,884,008

21,730,800	USD	Mobilitie Investments II 5.500% due 06/15/2017 (6)	21,594,982

18,855,000	USD	N.E.W. Holdings I LLC 9.500% due 03/22/2017 (6)	16,238,869

21,931,770	USD	Newport Television 9.000% due 09/14/2016 (6)	22,014,015

21,230,600	EUR	Terex Corp 6.000% due 04/28/2017 (6)	27,666,538

44,901,952	USD	Texas Competitive Electric 3.795% due 10/10/2014 (6)	30,825,190

25,975,000	USD	Tribune Co Zero Coupon due 06/04/2014 (1)(6)(7)	16,711,666

50,156,372	USD	Univision Communications 4.520% due 03/31/2017 (6)	47,303,728

		YRC Worldwide
16,969,725	USD	11.250% due 09/30/2014 (6)	16,488,922
630,903	USD	7.500% due 03/31/2015 (6)	473,177

64

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued
		United States—Continued
		YRC Worldwide—Continued

6,135,338	USD	10.000% due 03/31/2015 (6)	$4,806,012

			21,768,111

			432,231,519

		United Kingdom—1.4%
34,540,192	EUR	Ineos Holdings 9.001% due 06/16/2015 (6)	46,558,283

		Canada—1.1%
17,972,623	CAD	Gateway Casinos & Entertainment 5.250% due 11/09/2018 (6)	17,386,501

19,273,150	USD	Husky Injection Molding 6.500% due 06/30/2018 (6)	19,381,561

1,353,753	USD	Progressive Moulded Products Zero Coupon due 08/16/2015 (1)(4)(6)(7)	6,775

			36,774,837

		France—0.5%
16,715,000	EUR	Tyrol Acquisitions 6.478% due 07/29/2016 (6)	16,857,182

		New Zealand—0.4%
13,401,413	USD	Autoparts Holdings 6.500% due 07/28/2017 (6)	13,443,292

		Ireland—0.3%
		ERC Ireland Holdings
6,402,143	EUR	2.603% due 09/30/2014 (6)	4,836,170
5,261,742	EUR	2.853% due 09/30/2015 (6)	3,974,713

			8,810,883

		Norway—0.1%
2,846,206	USD	Trico Shipping 10.000% due 05/12/2014 (4)(6)	2,846,206

		TOTAL BANK LOANS (Cost $578,294,775)	557,522,202

FOREIGN GOVERNMENT BONDS—3.0%
		Brazil—1.6%
		Brazil Notas do Tesouro Nacional, Series F
46,435,000	BRL	10.000% due 01/01/2013	26,662,640

65

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—Continued
		Brazil—Continued
		Brazil Notas do Tesouro Nacional, Series F—Continued

42,765,000	BRL	10.000% due 01/01/2014	$24,448,423

			51,111,063

		Indonesia—0.7%
		Indonesia Treasury Bond
72,117,000,000	IDR	9.000% due 09/15/2013	8,622,081
41,600,000,000	IDR	9.000% due 09/15/2018	5,574,539
53,052,000,000	IDR	10.000% due 09/15/2024	8,051,086

			22,247,706

		Ukraine—0.3%
11,875,000	USD	Ukraine Government 7.950% due 02/23/2021 (9)	10,628,125

		Venezuela—0.2%
10,405,000	USD	Venezuela Government International Bond 7.750% due 10/13/2019	7,959,825

		Ghana—0.2%
		Ghana Government Bond
6,500,000	GHS	15.000% due 12/10/2012 (4)	3,981,081
4,570,000	GHS	14.250% due 07/29/2013 (4)	2,775,252

			6,756,333

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $94,366,485)	98,703,052

Share
Amount
PREFERRED STOCKS—1.2%
		United States—1.2%
5,400	USD	ABN Amro NA 0.000% (5)(6)(9)	3,241,688

22,432	USD	Ally Financial 7.000% (5)(9)	18,064,070

326,000	USD	General Motors 4.750%	13,059,560

255,875	USD	GMAC Capital Trust I 8.125% (5)(6)	5,677,866

66

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Share			Fair
Amount	Currency	Description	Value
PREFERRED STOCKS—Continued
		United States—Continued

1,600	USD	Merrill Lynch Capital Trust II 6.450% (5)(6)	$35,152

		TOTAL PREFERRED STOCKS (Cost $46,506,353)	40,078,336

COMMON STOCKS—1.1%
	Norway—0.8%
1,427,968	Deep Ocean (1)		24,319,510

	United States—0.2%
28,233	Federal Mogul (1)		468,385
236,410	General Motors (1)		5,678,568
20,878	YRC Worldwide (1)		259,514

			6,406,467

	Greece—0.1%
285,441	Largo Ltd-Class A (1)(4)		424,709
2,568,988	Largo Ltd-Class B (1)(4)		3,822,414

			4,247,123

		TOTAL COMMON STOCKS (Cost $42,965,133)	34,973,100

Face
Value
CREDIT LINKED NOTE—0.2%
		Ukraine—0.2%
50,000,000	UAH	ING Americas Issuance 20.000% due 10/31/2012 (Cost $6,064,108) (4)(9)	6,322,412

Share
Amount
EQUITY LINKED NOTES—0.2%
		United States—0.2%
429,842	General Motors, Issued by General Motors (1)(Cost $5,593,351)		5,495,530

67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CONVERTIBLE BONDS—0.1%
		United States—0.1%
		YRC Worldwide
2,894,983	USD	10.000% due 03/31/2015 (5)	$1,277,411
2,992,897	USD	10.000% due 03/31/2015	2,798,359

		TOTAL CONVERTIBLE BONDS (Cost $5,440,206)	4,075,770

Share
Amount
RIGHTS—0.0%
		United States—0.0%
54,430,000	General Motors (Escrow Shares) (1)(4)(Cost $644,336)		1,184,625

Face
Value
MUNICIPAL OBLIGATION—0.0%
		United States—0.0%
500,000	USD	New York City Industrial Development Agency, Revenue Bonds 7.500% due 08/01/2016 (Cost $445,054)	447,570

REPURCHASE AGREEMENT—4.8%
		United States—4.8%
160,202,656	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2012, due 02/01/2012, with a maturity value of $160,202,700 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with a rate of 0.000%, maturities ranging from 03/22/2012-03/23/2012, and an aggregate fair value of $163,409,345. (Cost $160,202,656)	160,202,656

68

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
TIME DEPOSIT—0.1%
		United States—0.1%
4,040,000	USD	State Street Euro Dollar Time Deposit 0.010% due 02/01/2012 (Cost $4,040,000) (11)	$4,040,000

		TOTAL INVESTMENTS—95.1% (Cost $3,185,487,368)	3,145,532,520
		OTHER ASSETS AND LIABILITIES—4.9%	163,652,034

		TOTAL NET ASSETS—100.0%	$3,309,184,554

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,187,147,165.

69

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2012

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
02/02/12	JPMorgan Chase Bank N.A.	BRL	93,554,000	53,545,100	53,279,685	$265,415
02/02/12	JPMorgan Chase Bank N.A.	IDR	84,237,000,000	9,370,078	9,357,587	12,491

Net unrealized appreciation on forward foreign exchange contracts to buy						$277,906

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
02/02/12	JPMorgan Chase Bank N.A.	BRL	93,554,000	53,545,101	50,739,644	$(2,805,457)
04/05/12	JPMorgan Chase Bank N.A.	BRL	66,637,500	37,583,012	37,712,224	129,212
03/12/12	Brown Brothers Harriman & Co.	EUR	73,321,000	95,916,185	93,762,528	(2,153,657)
03/23/12	JPMorgan Chase Bank N.A.	EUR	99,576,500	130,268,090	127,651,098	(2,616,992)
04/03/12	JPMorgan Chase Bank N.A.	EUR	75,777,000	99,137,276	99,698,283	561,007
03/19/12	Westpac Banking Corp.	GBP	22,896,000	36,066,143	35,118,114	(948,029)
04/10/12	Westpac Banking Corp.	GBP	39,480,000	62,177,791	60,720,240	(1,457,551)
02/02/12	JPMorgan Chase Bank N.A.	IDR	84,237,000,000	9,370,078	9,196,179	(173,899)
03/09/12	JPMorgan Chase Bank N.A.	NOK	142,682,000	24,284,683	23,739,580	(545,103)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(10,010,469)

70

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2012

Artio Global High Income Fund

Glossary of Currencies

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
NOK	— Norwegian Krone
UAH	— Ukraine Hryvnia
USD	— United States Dollar

71

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio Global High Income Fund

At January 31, 2012, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Corporate Bonds	67.5%	$2,232,487,267
Bank Loans	16.9	557,522,202
Foreign Government Bonds	3.0	98,703,052
Preferred Stocks	1.2	40,078,336
Common Stocks	1.1	34,973,100
Credit Linked Note	0.2	6,322,412
Equity Linked Notes	0.2	5,495,530
Convertible Bonds	0.1	4,075,770
Rights	0.0	1,184,625
Municipal Obligation	0.0	447,570
Short-term Investments	4.9	164,242,656	*

Total Investments	95.1	3,145,532,520
Other Assets and Liabilities (Net)	4.9	163,652,034	*

Net Assets	100.0%	$3,309,184,554

* Short-term investments includes securities that have been voluntarily segregated by the adviser as collateral for swaps with a notional value of $146,380,000, which is 4.42% of net assets. Other assets and liabilities includes swaps with a net fair value of $183,423, which is 0.01% of net assets.

72

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio Local Emerging Markets Debt Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—53.8%†
		South Africa—12.4%
		South Africa Government Bond
21,000,000	ZAR	6.750% due 03/31/2021	$2,518,931
500,000	USD	4.665% due 01/17/2024	508,750

			3,027,681

		Mexico—11.3%
26,700,000	MXN	Mexican Bonos 10.000% due 12/05/2024	2,744,030

		Thailand—7.1%
		Thailand Government Bond
32,000,000	THB	4.250% due 03/13/2013	1,048,223
20,202,000	THB	1.200% due 07/14/2021	678,554

			1,726,777

		Malaysia—4.6%
3,300,000	MYR	Malaysia Government Bond 4.012% due 09/15/2017	1,123,185

		Turkey—4.3%
1,900,000	TRY	Turkey Government Bond Zero Coupon due 04/25/2012	1,047,644

		Poland—4.3%
3,355,000	PLN	Poland Government Bond 5.250% due 10/25/2017	1,043,541

		Uruguay—3.9%
19,000,000	UYU	Uruguay Treasury Bill Zero Coupon due 03/13/2012	962,615

		Colombia—2.8%
1,045,000,000	COP	Colombia Government International Bond 7.750% due 04/14/2021	694,300

		Hungary—2.6%
155,000,000	HUF	Hungary Government Bond 6.750% due 02/24/2017	634,606

		Philippines—0.5%
5,000,000	PHP	Philippine Government International Bond 4.950% due 01/15/2021	122,000

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $13,570,704)	13,126,379

73

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Local Emerging Markets Debt Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—18.6%
		Supranational—18.6%
20,000,000,000	IDR	European Bank for Reconstruction & Development 7.200% due 06/08/2016	$2,375,462

3,770,000	BRL	International Bank for Reconstruction & Development 8.750% due 06/15/2012	2,152,892

		TOTAL CORPORATE BONDS (Cost $4,652,425)	4,528,354

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—6.7%
1,400,000	USD	U.S. Treasury Notes 3.625% due 02/15/2021 (Cost $1,463,327)	1,635,704

Contracts
OPTIONS—0.0%
		United States—0.0%
2,000,000	USD	HKD/USD Call, Expires 04/17/2012, Strike 8.530	2
5,000,000	USD	PEN/USD Call, Expires 03/14/2012, Strike 2.966	100

		TOTAL OPTIONS (Cost $22,800)	102

Face
Value
REPURCHASE AGREEMENT—15.5%
		United States—15.5%
3,777,766	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2012, due 02/01/2012, with a maturity value of $3,777,767 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 0.750%, a maturity of 08/15/2013, and an aggregate fair value of $3,855,122. (Cost $3,777,766)	3,777,766

		TOTAL INVESTMENTS—94.6% (Cost $23,487,022)	23,068,305
		OTHER ASSETS AND LIABILITIES—5.4%	1,322,353

		TOTAL NET ASSETS—100.0%	$24,390,658

74

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio Local Emerging Markets Debt Fund

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $23,487,022.

75

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2012

Artio Local Emerging Markets Debt Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
02/21/12	Credit Suisse	CLP	520,025,000	1,055,458	1,007,605	$47,853
03/02/12	Credit Suisse	KRW	828,000,000	735,347	737,311	(1,964)
02/27/12	JPMorgan Chase Bank N.A.	MYR	3,700,000	1,214,265	1,192,587	21,678
02/21/12	Credit Suisse	TRY	2,670,053	1,495,399	1,438,296	57,103

Net unrealized appreciation on forward foreign exchange contracts to buy						$124,670

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
02/24/12	JPMorgan Chase Bank N.A.	CZK	44,365,600	2,291,527	2,255,496	$(36,031)
02/17/12	JPMorgan Chase Bank N.A.	HUF	123,713,981	548,892	509,783	(39,109)
03/01/12	JPMorgan Chase Bank N.A.	MXN	2,050,000	156,902	157,590	688
02/17/12	Credit Suisse	PLN	3,076,378	951,852	881,484	(70,368)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(144,820)

Glossary of Currencies

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

76

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio Local Emerging Markets Debt Fund

At January 31, 2012, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Foreign Government Bonds	53.8%	$13,126,379
Corporate Bonds	18.6	4,528,354
U.S. Government and Agency Obligations	6.7	1,635,704
Options	0.0	102
Short-term Investment	15.5	3,777,766

Total Investments	94.6	23,068,305
Other Assets and Liabilities (Net)	5.4	1,322,353

Net Assets	100.0%	$24,390,658

77

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—98.8%†
	Banks—13.2%
13,669	First Defiance Financial	$211,596
8,220	First of Long Island	218,570
67,670	Park Sterling (1)	296,395
24,624	West Coast Bancorp (1)	393,491
11,213	WSFS Financial	436,298

		1,556,350

	Technology Hardware & Equipment—11.2%
23,740	Emulex Corp (1)	247,845
291,170	Network Engines (1)	398,903
12,490	Oplink Communications (1)	233,938
14,476	Super Micro Computer (1)	244,355
42,530	X-Rite Inc (1)	193,086

		1,318,127

	Semiconductors & Semiconductor Equipment—9.8%
17,710	Advanced Energy Industries (1)	188,435
9,140	EZchip Semiconductor (1)	298,695
29,690	Integrated Silicon Solution (1)	290,071
43,990	RF Micro Devices (1)	219,510
15,630	Rudolph Technologies (1)	159,895

		1,156,606

	Health Care Equipment & Services—9.4%
15,170	Insulet Corp (1)	295,360
27,035	Natus Medical (1)	305,766
11,400	NuVasive Inc (1)	176,700
40,370	Spectranetics Corp (1)	336,282

		1,114,108

	Pharmaceuticals & Biotechnology—8.1%
55,872	ISTA Pharmaceuticals (1)	450,328
16,070	Sagent Pharmaceuticals (1)	356,915
10,660	Spectrum Pharmaceuticals (1)	149,986

		957,229

	Materials—7.6%
14,250	Kraton Performance Polymers (1)	405,270
343,190	Santa Fe Gold (1)	384,373
6,440	U.S. Silica Holdings (1)	109,480

		899,123

78

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Retailing—5.6%
12,900	Francesca’s Holdings (1)	$285,993
19,990	Teavana Holdings (1)	379,410

		665,403

	Commercial & Professional Services—5.5%
126,850	Cenveo Inc (1)	424,948
12,930	RPX Corp (1)	219,034

		643,982

	Transportation—5.3%
34,930	Box Ships	286,426
22,330	Celadon Group	333,833

		620,259

	Capital Goods—5.1%
5,860	Cascade Corp	332,965
43,230	Meritor Inc (1)	271,485

		604,450

	Energy—4.8%
9,190	Carrizo Oil & Gas (1)	223,225
50,220	Hercules Offshore (1)	225,488
4,610	Northern Oil and Gas (1)	115,250

		563,963

	Real Estate—3.3%
9,940	Pebblebrook Hotel Trust REIT	220,469
17,480	Summit Hotel Properties REIT	163,438

		383,907

	Software & Services—3.0%
4,600	Sourcefire Inc (1)	142,692
69,760	Zix Corp (1)	210,675

		353,367

	Automobiles & Components—2.6%
20,100	Cooper Tire & Rubber	302,706

	Consumer Services—2.3%
14,230	Bravo Brio Restaurant Group (1)	273,928

79

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio U.S. Microcap Fund

Share			Fair
Amount		Description	Value
COMMON STOCKS—Continued

	Consumer Durables & Apparel—2.0%
15,010	Perry Ellis International (1)		$233,255

	TOTAL COMMON STOCKS (Cost $10,510,348)		11,646,763

Face
Value	Currency
REPURCHASE AGREEMENT—0.9%
102,525	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2012, due 02/01/2012, with a maturity value of $102,525 and an effective yield of 0.01%, collateralized by Federal National Mortgage Association, with a rate of 0.600%, a maturity of 09/27/2013 and an aggregate fair value of $105,207 (Cost $102,525)	102,525

		TOTAL INVESTMENTS—99.7% (Cost $10,612,873)	11,749,288
		OTHER ASSETS AND LIABILITIES—0.3%	33,713

		TOTAL NET ASSETS—100.0%	$11,783,001

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $10,802,768.

Glossary of Currencies

USD	— United States Dollar

80

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio U.S. Microcap Fund

At January 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	24.0%	$2,828,100
Health Care	17.6	2,071,337
Financials	16.5	1,940,257
Industrials	15.8	1,868,691
Consumer Discretionary	12.5	1,475,292
Materials	7.6	899,123
Energy	4.8	563,963
Short-term Investment	0.9	102,525

Total Investments	99.7	11,749,288
Other Assets and Liabilities (Net)	0.3	33,713

Net Assets	100.0%	$11,783,001

81

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—99.0%†
	Pharmaceuticals & Biotechnology—11.3%
25,197	Cepheid Inc (1)	$1,110,180
401,260	ISTA Pharmaceuticals (1)	3,234,156
17,790	Jazz Pharmaceuticals (1)	827,235
43,184	Questcor Pharmaceuticals (1)	1,530,009
32,674	Salix Pharmaceuticals (1)	1,574,887
47,283	Viropharma Inc (1)	1,408,560

		9,685,027

	Semiconductors & Semiconductor Equipment—10.6%
127,956	Advanced Energy Industries (1)	1,361,452
33,840	Hittite Microwave (1)	1,861,877
248,070	Integrated Silicon Solution (1)	2,423,644
144,200	Micrel Inc	1,666,952
78,970	Skyworks Solutions (1)	1,704,172

		9,018,097

	Capital Goods—10.4%
50,840	Kaydon Corp	1,734,661
100,320	MasTec Inc (1)	1,634,213
313,900	Meritor Inc (1)	1,971,292
32,690	Regal-Beloit Corp	1,855,811
33,290	WABCO Holdings (1)	1,726,086

		8,922,063

	Retailing—9.1%
44,880	Dick’s Sporting Goods	1,849,505
68,960	Francesca’s Holdings (1)	1,528,843
57,780	Guess? Inc	1,733,400
141,980	Teavana Holdings (1)	2,694,780

		7,806,528

	Banks—8.5%
1,822,102	Popular Inc (1)	2,860,700
93,000	West Coast Bancorp (1)	1,486,140
74,820	WSFS Financial	2,911,246

		7,258,086

	Technology Hardware & Equipment—8.2%
57,740	Aruba Networks (1)	1,280,673
162,970	Emulex Corp (1)	1,701,407
23,520	InterDigital Inc	877,766
71,830	Riverbed Technology (1)	1,719,610

82

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Technology Hardware & Equipment—Continued

83,202	Super Micro Computer (1)	$1,404,450

		6,983,906

	Energy—7.6%
17,320	CARBO Ceramics	1,684,370
40,886	Carrizo Oil & Gas (1)	993,121
96,910	Forest Oil (1)	1,259,830
264,890	Hercules Offshore (1)	1,189,356
17,580	Oil States International (1)	1,400,950

		6,527,627

	Materials—7.4%
76,200	Gold Resource	2,006,346
65,920	Intrepid Potash (1)	1,574,829
62,810	Molycorp Inc (1)	1,945,854
46,790	U.S. Silica Holdings (1)	795,430

		6,322,459

	Transportation—5.1%
43,760	Atlas Air Worldwide Holdings (1)	2,084,508
60,033	Box Ships	492,271
129,460	Wesco Aircraft Holdings (1)	1,811,145

		4,387,924

	Insurance—4.5%
120,130	Horace Mann Educators	1,878,833
128,289	National Financial Partners (1)	1,975,651

		3,854,484

	Diversified Financials—3.5%
34,774	Lazard Ltd-Class A	998,710
195,740	Och-Ziff Capital Management-Class A	1,943,698

		2,942,408

	Software & Services—3.3%
87,490	Akamai Technologies (1)	2,821,553

	Commercial & Professional Services—2.9%
744,785	Cenveo Inc (1)	2,495,030

	Media—2.0%
76,500	Valassis Communications (1)	1,740,375

83

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio U.S. Smallcap Fund

Share	Fair
Amount	Description	Value
COMMON STOCKS—Continued

Real Estate—1.7%
63,790	Pebblebrook Hotel Trust REIT	$1,414,862

Health Care Equipment & Services—1.6%
24,290	Catalyst Health Solutions (1)	1,330,120

Automobiles & Components—1.3%
73,130	Cooper Tire & Rubber	1,101,338

TOTAL COMMON STOCKS (Cost $78,343,063)	84,611,887

Face
Value	Currency
REPURCHASE AGREEMENT—1.5%
1,302,634	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2012, due 02/01/2012, with a maturity value of $1,302,634 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 0.750%, a maturity of 08/15/2013, and an aggregate fair value of $1,330,574. (Cost $1,302,634)	1,302,634

TOTAL INVESTMENTS—100.5% (Cost $79,645,697)	85,914,521
OTHER ASSETS AND LIABILITIES—(0.5)%	(451,483)

TOTAL NET ASSETS—100.0%	$85,463,038

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $81,730,349.

Glossary of Currencies

USD	— United States Dollar

84

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio U.S. Smallcap Fund

At January 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	22.0%	$18,823,556
Industrials	18.5	15,805,017
Financials	18.1	15,469,840
Health Care	12.9	11,015,147
Consumer Discretionary	12.5	10,648,241
Energy	7.6	6,527,627
Materials	7.4	6,322,459
Short-term Investment	1.5	1,302,634

Total Investments	100.5	85,914,521
Other Assets and Liabilities (Net)	(0.5)	(451,483)

Net Assets	100.0%	$85,463,038

85

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—98.9%†
	Capital Goods—11.3%
6,700	GrafTech International (1)	$110,014
2,570	Parker Hannifin	207,347
5,790	Quanta Services (1)	125,064
1,510	Roper Industries	141,019
2,260	SPX Corp	157,364

		740,808

	Diversified Financials—9.2%
650	Franklin Resources	68,965
7,080	Lazard Ltd-Class A	203,338
14,310	Och-Ziff Capital Management-Class A	142,098
1,660	T Rowe Price	96,014
5,820	TD Ameritrade Holding	93,760

		604,175

	Energy—8.8%
1,280	CARBO Ceramics	124,480
2,170	Oil States International (1)	172,927
2,170	Range Resources	124,819
3,070	Whiting Petroleum (1)	153,776

		576,002

	Software & Services—8.7%
5,610	Akamai Technologies (1)	180,922
2,180	ANSYS Inc (1)	131,868
7,300	Electronic Arts (1)	135,561
1,380	Factset Research Systems	121,882

		570,233

	Semiconductors & Semiconductor Equipment—7.6%
3,250	Altera Corp	129,317
14,500	Atmel Corp (1)	140,795
2,890	Linear Technology	96,295
6,000	Skyworks Solutions (1)	129,480

		495,887

	Materials—7.5%
2,480	Airgas Inc	195,747
5,000	Coeur d’Alene Mines (1)	138,300
2,310	Walter Energy	159,690

		493,737

86

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Consumer Durables & Apparel—7.2%
1,950	Coach Inc	$136,597
1,940	Lululemon Athletica (1)	122,472
660	Ralph Lauren	100,320
830	VF Corp	109,137

		468,526

	Technology Hardware & Equipment—7.0%
1,330	F5 Networks (1)	159,254
4,380	NetApp Inc (1)	165,301
5,510	Riverbed Technology (1)	131,910

		456,465

	Pharmaceuticals & Biotechnology—6.1%
1,780	Alexion Pharmaceuticals (1)	136,633
6,410	Mylan Inc (1)	133,007
1,500	Waters Corp (1)	129,855

		399,495

	Banks—5.6%
5,280	BB&T Corp	143,563
10,290	Fifth Third Bancorp	133,873
54,940	Popular Inc (1)	86,256

		363,692

	Health Care Equipment & Services—4.1%
6,950	Allscripts Healthcare Solutions (1)	132,884
1,430	CR Bard	132,304

		265,188

	Retailing—2.1%
2,140	Tiffany & Co	136,532

	Commercial & Professional Services—1.9%
1,500	Stericycle Inc (1)	126,030

	Transportation—1.9%
2,280	Allegiant Travel (1)	125,332

	Real Estate—1.6%
6,350	Host Hotels & Resorts REIT	104,267

	Food & Staples Retailing—1.5%
1,350	Whole Foods Market	99,941

87

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio U.S. Midcap Fund

Share	Fair
Amount	Description	Value
COMMON STOCKS—Continued

Insurance—1.5%
3,350	Allstate Corp	$96,648

Consumer Services—1.5%
3,550	Royal Caribbean Cruises	96,489

Food, Beverage & Tobacco—1.5%
2,470	Dr. Pepper Snapple	95,885

Automobiles & Components—1.3%
2,770	Johnson Controls	88,003

Household & Personal Products—1.0%
3,700	Avon Products	65,749

TOTAL COMMON STOCKS (Cost $5,607,205)	6,469,084

Face
Value	Currency
REPURCHASE AGREEMENT—2.0%
128,330	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2012, due 02/01/2012, with a maturity value of $128,330 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 0.7500%, a maturity of 08/15/2013 and an aggregate fair value of $131,540. (Cost $128,330)	128,330

TOTAL INVESTMENTS—100.9% (Cost $5,735,535)	6,597,414
OTHER ASSETS AND LIABILITIES—(0.9)%	(58,644)

TOTAL NET ASSETS—100.0%	$6,538,770

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $5,819,586.

Glossary of Currencies

USD	— United States Dollar

88

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio U.S. Midcap Fund

At January 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	23.3%	$1,522,585
Financials	17.9	1,168,782
Industrials	15.2	992,170
Consumer Discretionary	12.1	789,550
Health Care	10.2	664,683
Energy	8.8	576,002
Materials	7.5	493,737
Consumer Staples	4.0	261,575
Short-term Investment	1.9	128,330

Total Investments	100.9	6,597,414
Other Assets and Liabilities (Net)	(0.9)	(58,644)

Net Assets	100.0%	$6,538,770

89

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2012

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—98.4%†
	Diversified Financials—10.7%
2,870	Citigroup Inc	$88,166
800	Franklin Resources	84,880
815	Goldman Sachs	90,848
2,315	JPMorgan Chase	86,350
1,920	State Street	75,226

		425,470

	Technology Hardware & Equipment—10.2%
340	Apple Inc (1)	155,203
3,165	EMC Corp (1)	81,530
2,310	NetApp Inc (1)	87,180
3,320	Riverbed Technology (1)	79,481

		403,394

	Capital Goods—9.2%
750	Cummins Inc	78,000
1,580	Illinois Tool Works	83,787
1,510	Parker Hannifin	121,827
1,035	United Technologies	81,092

		364,706

	Semiconductors & Semiconductor Equipment—8.5%
2,080	Altera Corp	82,763
9,215	Atmel Corp (1)	89,478
2,560	Broadcom Corp-Class A (1)	87,910
3,620	Skyworks Solutions (1)	78,120

		338,271

	Energy—8.3%
2,200	Carrizo Oil & Gas (1)	53,438
1,195	Oil States International (1)	95,229
1,200	Range Resources	69,024
2,230	Whiting Petroleum (1)	111,701

		329,392

	Materials—7.7%
760	Cliffs Natural Resources	54,910
2,420	Gold Resource	63,718
1,340	Mosaic Co	75,000
1,055	Praxair Inc	112,041

		305,669

90

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Health Care Equipment & Services—6.7%
1,120	CR Bard	$103,622
1,880	Express Scripts (1)	96,181
1,625	St Jude Medical	67,779

		267,582

	Pharmaceuticals & Biotechnology—6.7%
450	Allergan Inc	39,560
750	Celgene Corp (1)	54,525
1,790	Salix Pharmaceuticals (1)	86,278
1,880	Teva Pharmaceutical Industries Sponsored ADR	84,844

		265,207

	Software & Services—6.4%
3,580	Akamai Technologies (1)	115,455
3,515	Electronic Arts (1)	65,273
205	MasterCard Inc-Class A	72,892

		253,620

	Commercial & Professional Services—4.1%
24,260	Cenveo Inc (1)	81,271
975	Stericycle Inc (1)	81,920

		163,191

	Retailing—3.9%
370	Amazon.com Inc (1)	71,943
3,080	Lowe’s Cos	82,636

		154,579

	Banks—3.2%
4,415	Wells Fargo	128,962

	Insurance—2.8%
2,320	Aflac Inc	111,894

	Food, Beverage & Tobacco—2.5%
1,530	PepsiCo Inc	100,475

	Consumer Durables & Apparel—2.5%
1,390	Coach Inc	97,370

	Consumer Services—2.0%
1,580	Las Vegas Sands (1)	77,594

	Food & Staples Retailing—1.7%
810	Costco Wholesale	66,639

91

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2012

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Automobiles & Components—1.3%
1,685	Johnson Controls	$53,532

	TOTAL COMMON STOCKS (Cost $3,324,294)	3,907,547

	TOTAL INVESTMENTS—98.4% (Cost $3,324,294)	3,907,547
	OTHER ASSETS AND LIABILITIES—1.6%	63,468

	TOTAL NET ASSETS—100.0%	$3,971,015

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2012

Artio U.S. Multicap Fund

At January 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	25.1%	$995,285
Financials	16.8	666,326
Health Care	13.4	532,789
Industrials	13.3	527,897
Consumer Discretionary	9.6	383,075
Energy	8.3	329,392
Materials	7.7	305,669
Consumer Staples	4.2	167,114

Total Investments	98.4	3,907,547
Other Assets and Liabilities (Net)	1.6	63,468

Net Assets	100.0%	$3,971,015

92

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,414,293.

Master Notes to the Portfolio of Investments.

†	Percentages indicated are based on Fund net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Funds
ETN	Exchange-Traded Notes
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(2)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees/Directors.
(4)	Represents a determination that these securities are illiquid. This determination is made as of the Funds’ fiscal year end and is based on the average trading volume and the availability of market quotations. Based on a variety of macro and microeconomic factors, the liquidity of the Funds’ portfolio investments may change and may be significantly more or less liquid at different points in time.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value in good faith as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

93

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Equity Fund Board of Director’s, and the Trust’s Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable.

The pricing services may use valuation models or matrix pricing, which considers yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rate and maturity date, to determine current value. Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Adviser believes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, credit ratings, and interest rates. In addition, the Adviser, through its pricing committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’

94

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	Inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2—	Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (i.e. debt securities, government securities, swap contracts, forward foreign currency contracts, foreign securities utilizing an approved vendor for systematic fair value pricing)

95

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Level 3—	Inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (i.e. certain broker-quoted securities, fair valued securities)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds will fair value foreign securities when the adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Global Equity Fund, International Equity Fund and International Equity Fund II were fair valued under this method at October 31, 2011. Securities were not fair valued using this method at January 31, 2012, resulting in significant transfers from Level 2 to Level 1 in the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Funds’ investments:

Global Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$20,126,819	$—	$—	$20,126,819
United Kingdom	3,375,868	—	—	3,375,868
China	2,207,086	—	—	2,207,086
Japan	1,769,095	—	—	1,769,095
Switzerland	1,557,207	—	—	1,557,207
France	1,325,027	—	—	1,325,027
Germany	1,217,046	—	—	1,217,046
Canada	878,486	—	—	878,486
Hong Kong	701,628	—	—	701,628
Netherlands	670,607	—	—	670,607
Russia	115,215	352,676	—	467,891
Denmark	353,563	—	—	353,563
Sweden	284,253	—	—	284,253
Australia	247,770	—	—	247,770
Italy	176,714	—	—	176,714

96

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
South Korea	$171,468	$—	$—	$171,468
Israel	153,307	—	—	153,307
Spain	152,452	—	—	152,452
Taiwan	110,317	—	—	110,317
Finland	82,492	—	—	82,492
Czech Republic	69,249	—	—	69,249

TOTAL COMMON STOCKS	35,745,669	352,676	—	36,098,345

EXCHANGE-TRADED FUNDS
United States	550,596	—	—	550,596
Australia	217,408	—	—	217,408
Japan	203,727	—	—	203,727
Multinational	193,183	—	—	193,183
South Korea	106,747	—	—	106,747
Taiwan	105,818	—	—	105,818

TOTAL EXCHANGE-TRADED FUNDS	1,377,479	—	—	1,377,479

EQUITY LINKED NOTES
India	—	336,613	—	336,613
United States	280,397	—	—	280,397

TOTAL EQUITY LINKED NOTES	280,397	336,613	—	617,010

PREFERRED STOCKS
Germany	212,616	—	—	212,616
Philippines	—	—	132	132

TOTAL PREFERRED STOCKS	212,616	—	132	212,748

TOTAL INVESTMENTS	37,616,161	689,289	132	38,305,582

FORWARD FOREIGN EXCHANGE CONTRACTS	—	14,928	—	14,928

TOTAL	$37,616,161	$704,217	$132	$38,320,510

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(19,772)	$—	$(19,772)

TOTAL	$—	$(19,772)	$—	$(19,772)

97

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global Equity Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended January 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2012	January 31, 2012
PREFERRED STOCKS
Philippines	$133	$—	$—	$(1)	$—	$—	$—	$—	$132	$(1)

TOTAL	$133	$—	$—	$(1)	$—	$—	$—	$—	$132	$(1)

98

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$748,768,852	$—	$—	$748,768,852
Japan	517,339,996	—	—	517,339,996
China	359,727,471	—	—	359,727,471
France	325,000,548	—	—	325,000,548
Switzerland	288,451,516	—	—	288,451,516
Germany	231,307,543	—	—	231,307,543
Canada	230,873,705	—	—	230,873,705
Russia	10,010,737	135,141,097	61,712,644	206,864,478
Hong Kong	159,731,496	—	—	159,731,496
Romania	90,882,355	1,324,872	—	92,207,227
Denmark	83,048,439	—	—	83,048,439
India	68,295,009	5,457,715	—	73,752,724
Netherlands	70,987,818	—	—	70,987,818
Ireland	66,641,869	—	—	66,641,869
Australia	65,249,737	—	—	65,249,737
Nigeria	50,641,576	—	—	50,641,576
Sweden	45,654,152	—	—	45,654,152
Czech Republic	39,823,186	—	—	39,823,186
Bulgaria	13,116,883	—	25,741,557	38,858,440
Ukraine	8,240,199	15,252,585	12,802,203	36,294,987
Israel	27,206,575	—	—	27,206,575
Italy	27,176,167	—	—	27,176,167
Spain	24,049,656	—	—	24,049,656
South Korea	23,027,886	—	—	23,027,886
Taiwan	21,914,998	—	—	21,914,998
Serbia	18,704,308	—	2,281,624	20,985,932
Georgia	20,757,433	—	—	20,757,433
Austria	18,097,539	—	—	18,097,539
Venezuela	—	—	16,297,074	16,297,074
Lebanon	4,044,531	10,965,996	—	15,010,527
Finland	12,156,756	—	—	12,156,756
Mexico	7,772,769	—	—	7,772,769
Poland	7,084,898	—	—	7,084,898
Zambia	—	—	2,101,865	2,101,865
Latvia	—	—	263,960	263,960

TOTAL COMMON STOCKS	3,685,786,603	168,142,265	121,200,927	3,975,129,795

PREFERRED STOCKS
Germany	57,038,764	—	—	57,038,764
Russia	—	9,212,323	—	9,212,323
Bulgaria	—	8,652,890	—	8,652,890

99

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Philippines	$—	$—	$26,882	$26,882

TOTAL PREFERRED STOCKS	57,038,764	17,865,213	26,882	74,930,859

EQUITY LINKED NOTES
Ireland	11,745,545	—	—	11,745,545
Ukraine	—	—	8,458,600	8,458,600
India	—	768,915	—	768,915

TOTAL EQUITY LINKED NOTES	11,745,545	768,915	8,458,600	20,973,060

EXCHANGE-TRADED FUNDS
Sweden	4,444,492	—	—	4,444,492
Russia	—	—	1,389,510	1,389,510

TOTAL EXCHANGE-TRADED FUNDS	4,444,492	—	1,389,510	5,834,002

FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	1,408,091	—	427,004	1,835,095

REPURCHASE AGREEMENT
United States	—	16,293,097	—	16,293,097

TOTAL INVESTMENTS	3,760,423,495	203,069,490	131,502,923	4,094,995,908

FORWARD FOREIGN EXCHANGE CONTRACTS	—	3,311,010	—	3,311,010

TOTAL	$3,760,423,495	$206,380,500	$131,502,923	$4,098,306,918

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(3,129,339)	$—	$(3,129,339)

TOTAL	$—	$(3,129,339)	$—	$(3,129,339)

100

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended January 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2012	January 31, 2012
COMMON STOCKS
Bulgaria	$41,441,884	$—	$(11,932,100)	$7,807,659	$—	$(11,575,886)	$—	$—	$25,741,557	$(3,662,891)
Latvia	279,501	—	—	(15,541)	—	—	—	—	263,960	(15,541)
Russia	35,445,596	—	—	(2,005,910)	28,272,958	—	—	—	61,712,644	(2,005,910)
Serbia	2,604,254	—	—	(614,905)	40,405	—	251,870	—	2,281,624	(614,905)
Ukraine	14,925,394	—	9,226,546	3,876,412	(15,282,167)	(453,265)	1,337,824	(828,541)	12,802,203	(1,033,485)
United Kingdom	12,023,899	—	(505,495)	(1,669,463)	—	(1,269,230)	—	(8,579,711)	—	—
Venezuela	15,607,343	—	—	689,731	—	—	—	—	16,297,074	689,731
Zambia	—	—	—	—	—	—	2,101,865	—	2,101,865	—
EQUITY LINKED NOTES
Ukraine	8,928,375	—	3,745,332	(4,237,967)	4,583,430	(4,560,570)	—	—	8,458,600	2,203,778
EXCHANGE-TRADED FUNDS
Russia	1,389,510	—	—	—	—	—	—	—	1,389,510	—
FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	—	—	—	—	—	—	427,004	—	427,004	—
PREFERRED STOCKS
Philippines	27,039	—	—	(157)	—	—	—	—	26,882	(157)
RIGHTS
Bulgaria	—	—	350	—	—	(350)	—	—	—	—

TOTAL	$132,672,795	$—	$534,633	$3,829,859	$17,614,626	$(17,859,301)	$4,118,563	$(9,408,252)	$131,502,923	$(4,439,380)

101

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$672,222,032	$—	$—	$672,222,032
Japan	452,366,020	—	—	452,366,020
France	310,451,984	—	—	310,451,984
China	291,686,652	—	—	291,686,652
Switzerland	259,764,916	—	—	259,764,916
Germany	218,296,575	—	—	218,296,575
Canada	217,844,328	—	—	217,844,328
Russia	1,071,571	129,958,932	—	131,030,503
Hong Kong	102,519,978	—	—	102,519,978
Romania	82,943,122	—	—	82,943,122
Denmark	74,854,729	—	—	74,854,729
Netherlands	65,790,313	—	—	65,790,313
Australia	62,264,695	—	—	62,264,695
Ireland	60,078,396	—	—	60,078,396
Czech Republic	59,012,829	—	—	59,012,829
Sweden	49,076,633	—	—	49,076,633
India	48,534,249	—	—	48,534,249
Nigeria	41,876,386	—	—	41,876,386
Israel	30,445,420	—	—	30,445,420
South Korea	28,147,275	—	—	28,147,275
Taiwan	24,745,906	—	—	24,745,906
Italy	21,862,055	—	—	21,862,055
Spain	19,039,942	—	—	19,039,942
Lebanon	—	13,081,734	—	13,081,734
Finland	12,470,230	—	—	12,470,230
Mexico	10,778,652	—	—	10,778,652
Ukraine	1,454,203	7,393,668	—	8,847,871

TOTAL COMMON STOCKS	3,219,599,091	150,434,334	—	3,370,033,425

PREFERRED STOCKS
Germany	46,504,466	—	—	46,504,466
Russia	—	6,432,572	—	6,432,572
Philippines	—	—	20,257	20,257

TOTAL PREFERRED STOCKS	46,504,466	6,432,572	20,257	52,957,295

EQUITY LINKED NOTES
Ireland	12,756,208	—	—	12,756,208

REPURCHASE AGREEMENT
United States	—	7,200,296	—	7,200,296

TOTAL INVESTMENTS	3,278,859,765	164,067,202	20,257	3,442,947,224

102

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$2,834,547	$—	$2,834,547

TOTAL	$3,278,859,765	$166,901,749	$20,257	$3,445,781,771

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(4,049,520)	$—	$(4,049,520)

TOTAL	$—	$(4,049,520)	$—	$(4,049,520)

103

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II
Rollforward of Level 3 Fair Value Measurement
For the Period Ended January 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2012	January 31, 2012
PREFERRED STOCKS
Philippines	$20,375	$—	$—	$(118)	$—	$—	$—	$—	$20,257	$(118)

TOTAL	$20,375	$—	$—	$(118)	$—	$—	$—	$—	$20,257	$(118)

104

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$234,785,111	$—	$234,785,111
Canada	—	61,225,055	—	61,225,055
Norway	—	46,944,326	—	46,944,326
Australia	—	39,374,361	—	39,374,361
United Kingdom	—	32,020,651	—	32,020,651
Netherlands	—	20,862,702	—	20,862,702
France	—	17,199,533	—	17,199,533
Ireland	—	12,305,298	—	12,305,298
United Arab Emirates	—	11,097,400	—	11,097,400
Supranational	—	10,042,531	—	10,042,531
Brazil	—	9,078,799	—	9,078,799
Germany	—	7,117,110	—	7,117,110
Chile	—	4,955,984	—	4,955,984
Hong Kong	—	4,642,999	—	4,642,999
Sweden	—	3,505,405	—	3,505,405

TOTAL CORPORATE BONDS	—	515,157,265	—	515,157,265

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	—	503,595,836	—	503,595,836

ASSET BACKED SECURITIES
United States	—	465,681,741	—	465,681,741
Russia	—	—	269,641	269,641

TOTAL ASSET BACKED SECURITIES	—	465,681,741	269,641	465,951,382

FOREIGN GOVERNMENT AND AGENCY BONDS
Mexico	—	87,675,348	—	87,675,348
Canada	—	81,217,041	—	81,217,041
Brazil	—	73,552,942	—	73,552,942
Australia	—	63,742,604	—	63,742,604
Qatar	—	17,595,500	—	17,595,500

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	323,783,435	—	323,783,435

MUNICIPAL OBLIGATIONS
United States	—	21,887,834	—	21,887,834

REPURCHASE AGREEMENT
United States	—	167,346,294	—	167,346,294

TOTAL INVESTMENTS	—	1,997,452,405	269,641	1,997,722,046

105

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$196,245	$—	$196,245

TOTAL	$—	$1,997,648,650	$269,641	$1,997,918,291

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(7,239,152)	$—	$(7,239,152)

TOTAL	$—	$(7,239,152)	$—	$(7,239,152)

106

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended January 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2012	January 31, 2012
ASSET BACKED SECURITIES
Russia	$319,812	$—	$1,282	$11,554	$—	$(63,007)	$—	$—	$269,641	$11,554

TOTAL	$319,812	$—	$1,282	$11,554	$—	$(63,007)	$—	$—	$269,641	$11,554

107

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,572,060,470	$27,188	$1,572,087,658
Canada	—	210,070,146	—	210,070,146
United Kingdom	—	153,751,370	—	153,751,370
Germany	—	51,506,751	—	51,506,751
Czech Republic	—	36,181,633	—	36,181,633
Netherlands	—	35,474,850	—	35,474,850
France	—	28,180,241	—	28,180,241
Italy	—	23,752,639	—	23,752,639
China	—	19,830,700	—	19,830,700
Australia	—	19,535,075	—	19,535,075
Indonesia	—	17,386,462	—	17,386,462
Russia	—	15,906,169	—	15,906,169
Cyprus	—	15,867,953	—	15,867,953
Mexico	—	11,828,250	—	11,828,250
Peru	—	7,433,700	—	7,433,700
Brazil	—	7,322,485	—	7,322,485
Switzerland	—	3,059,942	—	3,059,942
Spain	—	2,539,493	—	2,539,493
Ireland	—	771,750	—	771,750

TOTAL CORPORATE BONDS	—	2,232,460,079	27,188	2,232,487,267

BANK LOANS
United States	—	369,071,166	63,160,353	432,231,519
United Kingdom	—	46,558,283	—	46,558,283
Canada	—	19,381,561	17,393,276	36,774,837
France	—	16,857,182	—	16,857,182
New Zealand	—	13,443,292	—	13,443,292
Ireland	—	8,810,883	—	8,810,883
Norway	—	—	2,846,206	2,846,206

TOTAL BANK LOANS	—	474,122,367	83,399,835	557,522,202

FOREIGN GOVERNMENT BONDS
Brazil	—	51,111,063	—	51,111,063
Indonesia	—	22,247,706	—	22,247,706
Ukraine	—	10,628,125	—	10,628,125
Venezuela	—	7,959,825	—	7,959,825
Ghana	—	6,756,333	—	6,756,333

TOTAL FOREIGN GOVERNMENT BONDS	—	98,703,052	—	98,703,052

PREFERRED STOCKS
United States	18,772,578	21,305,758	—	40,078,336

108

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Norway	$—	$—	$24,319,510	$24,319,510
United States	6,406,467	—	—	6,406,467
Greece	—	—	4,247,123	4,247,123

TOTAL COMMON STOCKS	6,406,467	—	28,566,633	34,973,100

CREDIT LINKED NOTE
Ukraine	—	—	6,322,412	6,322,412

EQUITY LINKED NOTES
United States	5,495,530	—	—	5,495,530

CONVERTIBLE BONDS
United States	—	4,075,770	—	4,075,770

RIGHTS
United States	—	—	1,184,625	1,184,625

MUNICIPAL OBLIGATION
United States	—	447,570	—	447,570

REPURCHASE AGREEMENT
United States	—	160,202,656	—	160,202,656

TIME DEPOSIT
United States	—	4,040,000	—	4,040,000

TOTAL INVESTMENTS	30,674,575	2,995,357,252	119,500,693	3,145,532,520

FORWARD FOREIGN EXCHANGE CONTRACTS	—	968,125	—	968,125

SWAPS	—	5,234,683	—	5,234,683

TOTAL	$30,674,575	$3,001,560,060	$119,500,693	$3,151,735,328

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(10,700,688)	$—	$(10,700,688)

SWAPS	—	(5,051,260)	—	(5,051,260)

TOTAL	$—	$(15,751,948)	$—	$(15,751,948)

109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended January 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2012	January 31, 2012
BANK LOANS
Canada	$17,360,243	$5,295	$(554)	$72,958	$—	$(44,666)	$—	$—	$17,393,276	$72,958
New Zealand	13,451,794	(3,854)	(239)	29,179	—	(33,588)	—	(13,443,292)	—	—
Norway	5,036,270	—	—	(25,056)	—	(2,165,008)	—	—	2,846,206	(25,056)
United States	169,026,825	336,754	(1,865,310)	(3,088,592)	—	(21,668,065)	—	(79,581,259)	63,160,353	(1,547,523)
COMMON STOCKS
Greece	4,673,649	—	—	(426,526)	350,779	(350,779)	—	—	4,247,123	(426,526)
Norway	24,218,337	—	—	101,173	—	—	—	—	24,319,510	101,173
CONVERTIBLE BONDS
United States	9,457,541	37,741	—	(5,558,424)	138,912	—	—	(4,075,770)	—	—
CORPORATE BONDS
Australia	35,708,528	(649)	(1,506,894)	(17,163)	—	(34,183,822)	—	—	—	—
United States	23,438	—	—	3,750	—	—	—	—	27,188	3,750
CREDIT LINKED NOTE
Ukraine	6,354,889	40,019	—	(72,496)	—	—	—	—	6,322,412	(72,496)
RIGHTS
United States	1,274,880	—	—	(90,255)	—	—	—	—	1,184,625	(90,255)

TOTAL	$286,586,394	$415,306	$(3,372,997)	$(9,071,452)	$489,691	$(58,445,928)	$—	$(97,100,321)	$119,500,693	$(1,983,975)

110

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Local Emerging Markets Debt Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FOREIGN GOVERNMENT BONDS
South Africa	$—	$3,027,681	$—	$3,027,681
Mexico	—	2,744,030	—	2,744,030
Thailand	—	1,726,777	—	1,726,777
Malaysia	—	1,123,185	—	1,123,185
Turkey	—	1,047,644	—	1,047,644
Poland	—	1,043,541	—	1,043,541
Uruguay	—	962,615	—	962,615
Colombia	—	694,300	—	694,300
Hungary	—	634,606	—	634,606
Philippines	—	122,000	—	122,000

TOTAL FOREIGN GOVERNMENT BONDS	—	13,126,379	—	13,126,379

CORPORATE BONDS
Supranational	—	4,528,354	—	4,528,354

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	—	1,635,704	—	1,635,704

OPTIONS
United States	—	102	—	102

REPURCHASE AGREEMENT
United States	—	3,777,766	—	3,777,766

TOTAL INVESTMENTS	—	23,068,305	—	23,068,305

FORWARD FOREIGN EXCHANGE CONTRACTS	—	127,322	—	127,322

FINANCIAL FUTURES CONTRACTS	11,318	—	—	11,318

TOTAL	$11,318	$23,195,627	$—	$23,206,945

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(147,472)	$—	$(147,472)

TOTAL	$—	$(147,472)	$—	$(147,472)

111

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Local Emerging Markets Debt Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended January 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2012	January 31, 2012
CORPORATE BONDS
Supranational	$2,309,630	$66	$—	$65,766	$—	$—	$—	$(2,375,462)	$—	$—

TOTAL	$2,309,630	$66	$—	$65,766	$—	$—	$—	$(2,375,462)	$—	$—

112

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Microcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Banks	$1,556,350	$—	$—	$1,556,350
Technology Hardware & Equipment	1,318,127	—	—	1,318,127
Semiconductors & Semiconductor Equipment	1,156,606	—	—	1,156,606
Health Care Equipment & Services	1,114,108	—	—	1,114,108
Pharmaceuticals & Biotechnology	957,229	—	—	957,229
Materials	899,123	—	—	899,123
Retailing	665,403	—	—	665,403
Commercial & Professional Services	643,982	—	—	643,982
Transportation	620,259	—	—	620,259
Capital Goods	604,450	—	—	604,450
Energy	563,963	—	—	563,963
Real Estate	383,907	—	—	383,907
Software & Services	353,367	—	—	353,367
Automobiles & Components	302,706	—	—	302,706
Consumer Services	273,928	—	—	273,928
Consumer Durables & Apparel	233,255	—	—	233,255

TOTAL COMMON STOCKS	11,646,763	—	—	11,646,763

REPURCHASE AGREEMENT	—	102,525	—	102,525

TOTAL INVESTMENTS	11,646,763	102,525	—	11,749,288

TOTAL	$11,646,763	$102,525	$—	$11,749,288

113

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Smallcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$9,685,027	$—	$—	$9,685,027
Semiconductors & Semiconductor Equipment	9,018,097	—	—	9,018,097
Capital Goods	8,922,063	—	—	8,922,063
Retailing	7,806,528	—	—	7,806,528
Banks	7,258,086	—	—	7,258,086
Technology Hardware & Equipment	6,983,906	—	—	6,983,906
Energy	6,527,627	—	—	6,527,627
Materials	6,322,459	—	—	6,322,459
Transportation	4,387,924	—	—	4,387,924
Insurance	3,854,484	—	—	3,854,484
Diversified Financials	2,942,408	—	—	2,942,408
Software & Services	2,821,553	—	—	2,821,553
Commercial & Professional Services	2,495,030	—	—	2,495,030
Media	1,740,375	—	—	1,740,375
Real Estate	1,414,862	—	—	1,414,862
Health Care Equipment & Services	1,330,120	—	—	1,330,120
Automobiles & Components	1,101,338	—	—	1,101,338

TOTAL COMMON STOCKS	84,611,887	—	—	84,611,887

REPURCHASE AGREEMENT	—	1,302,634	—	1,302,634

TOTAL INVESTMENTS	84,611,887	1,302,634	—	85,914,521

TOTAL	$84,611,887	$1,302,634	$—	$85,914,521

114

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Midcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Capital Goods	$740,808	$—	$—	$740,808
Diversified Financials	604,175	—	—	604,175
Energy	576,002	—	—	576,002
Software & Services	570,233	—	—	570,233
Semiconductors & Semiconductor Equipment	495,887	—	—	495,887
Materials	493,737	—	—	493,737
Consumer Durables & Apparel	468,526	—	—	468,526
Technology Hardware & Equipment	456,465	—	—	456,465
Pharmaceuticals & Biotechnology	399,495	—	—	399,495
Banks	363,692	—	—	363,692
Health Care Equipment & Services	265,188	—	—	265,188
Retailing	136,532	—	—	136,532
Commercial & Professional Services	126,030	—	—	126,030
Transportation	125,332	—	—	125,332
Real Estate	104,267	—	—	104,267
Food & Staples Retailing	99,941	—	—	99,941
Insurance	96,648	—	—	96,648
Consumer Services	96,489	—	—	96,489
Food, Beverage & Tobacco	95,885	—	—	95,885
Automobiles & Components	88,003	—	—	88,003
Household & Personal Products	65,749	—	—	65,749

TOTAL COMMON STOCKS	6,469,084	—	—	6,469,084

REPURCHASE AGREEMENT	—	128,330	—	128,330

TOTAL INVESTMENTS	6,469,084	128,330	—	6,597,414

TOTAL	$6,469,084	$128,330	$—	$6,597,414

115

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Multicap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Diversified Financials	$425,470	$—	$—	$425,470
Technology Hardware & Equipment	403,394	—	—	403,394
Capital Goods	364,706	—	—	364,706
Semiconductors & Semiconductor Equipment	338,271	—	—	338,271
Energy	329,392	—	—	329,392
Materials	305,669	—	—	305,669
Health Care Equipment & Services	267,582	—	—	267,582
Pharmaceuticals & Biotechnology	265,207	—	—	265,207
Software & Services	253,620	—	—	253,620
Commercial & Professional Services	163,191	—	—	163,191
Retailing	154,579	—	—	154,579
Banks	128,962	—	—	128,962
Insurance	111,894	—	—	111,894
Food, Beverage & Tobacco	100,475	—	—	100,475
Consumer Durables & Apparel	97,370	—	—	97,370
Consumer Services	77,594	—	—	77,594
Food & Staples Retailing	66,639	—	—	66,639
Automobiles & Components	53,532	—	—	53,532

TOTAL COMMON STOCKS	3,907,547	—	—	3,907,547

TOTAL INVESTMENTS	3,907,547	—	—	3,907,547

TOTAL	$3,907,547	$—	$—	$3,907,547

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. The value of the collateral is equal to at least 102% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate

116

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

potential risks. The Funds primarily engage in repurchase agreements with Fixed Income Clearing Corporation (FICC) through their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies which result from changes in foreign currencies have been included in the net unrealized appreciation or depreciation of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: As part of their investment strategy, Funds entered into forward foreign currency contracts to manage the portfolio holdings against currency risks. The Funds also utilized forward foreign currency contracts to reduce or eliminate underweighted positions in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not deemed suitable by the Adviser. The Funds may use forward foreign currency contracts as a substitute for taking a position in the underlying asset and/or as a part of a strategy to reduce interest rate risk, currency risk, and price risk. Forward foreign currency contracts are valued at the interpolated forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency

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contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that have limited trading or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are

118

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Fund to lose money on its investment, which in turn could affect the Fund’s returns. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

At January 31, 2012, there were three unfunded commitments which amounted to $25,131,203 of par and had cost and fair value of $24,708,194 and $21,184,237, respectively.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market

119

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds bought and sold futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in fair values of securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds entered into futures contracts for hedging purposes, managing the duration and yield curve profile, and to gain exposure to foreign equity markets.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds entered into swap contracts that function similar to futures contracts (“synthetic futures”) to gain exposure and to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. The Fund’s maximum risk of loss due to

120

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

h) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write any call option or put option that is covered and immediately thereafter the aggregate market value of all portfolio securities or currencies required to cover such options written by a Fund would not exceed 25% of its net assets. A Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the call options it has written. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security the Fund purchased upon exercise. The Funds will only write covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 5% of its total assets to purchase both put options on portfolio securities and instruments in which it may invest and an additional 5% of its total assets to purchase call options on securities and instruments in which it may invest. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. The Fund’s maximum risk of loss from counterparty risk related to non-exchange traded purchased options is the fair value of the investment. The Funds’ maximum risk of loss from counterparty risk related to written non-exchange traded options is minimal as the Funds’ receive the premium when the options are sold. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

i) Swaps: The Funds entered into interest rate, total return and credit default swaps primarily to preserve a return or spread on a particular investment or portion of their portfolio. The Funds may also enter into currency and index swaps to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on January 31, 2012, is $5,051,260 for which the Global High Income Fund has pledged collateral of $4,040,000 in the normal course of business.

j) Securities lending: Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker. In exchange, collateral consisting of either cash or U.S. government securities in an amount of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned will be maintained at all times. These Funds may loan securities to brokers, dealers, and financial institutions determined by Artio Global Management LLC, (“Artio Global” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest

123

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

As of January 31, 2012, the Funds had no securities on loan.

k) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds become aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to an Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

2.	Derivative Instruments

a) Financial futures contracts:

The following financial futures contracts were outstanding as of January 31, 2012:

Notional
				Current	Net
Expiration				Fair	Unrealized
Date	Contracts	Description	Position	Value	Appreciation
Local Emerging Markets Debt Fund
03/12	5	10-Year U.S. Treasury Note Futures	Long	$661,250	$11,318

b) Written Options: The Funds did not invest in written options during the period ended January 31, 2012.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

c) Swaps: The Global High Income Fund entered into the following swap transactions as of January 31, 2012:

Global High Income Fund

Credit Default Swaps-Buy Protection

Notional		Expiration		Annual	Deliverable	Fair
Amount	Currency	Date	Counterparty	Premium	on Default	Value
13,680,000	USD	09/20/2013	Goldman Sachs	5.000%	K. Hovnanian Enterprises	$3,365,078

						$3,365,078

					Upfront Payments	$3,522,604

Credit Default Swaps-Sell Protection(1)

						Upfront		Net
	Fixed-Deal			Original	Current	Premiums		Unrealized
Reference	Received	Maturity		Notional	Notional	Paid/	Fair	Appreciation/
Obligation	Rate	Date	Counterparty	Amount	Amount (2)	(Received)	Value (3)	(Depreciation)
McClatchy Co (The)(T)	5.00%	03/20/2015	Deutsche Bank	$4,340,000	$4,340,000	$(497,894)	$(614,313)	$(116,419)
Grohe Holding Gmbh(T)	5.00%	09/20/2015	UBS AG	5,935,000	3,330,000	(530,625)	(271,043)	259,582
Bombardier(T)	1.00%	06/20/2016	Deutsche Bank	14,350,000	14,350,000	(732,983)	(1,375,925)	(642,942)
CDX.NA.HY-17(T)	5.00%	12/20/2016	JPMorgan Chase Bank N.A.	64,155,000	83,920,000	(3,361,465)	(1,767,711)	1,593,754
Grohe Holding Gmbh(T)	5.00%	12/20/2016	Deutsche Bank	4,320,000	4,320,000	(643,477)	(511,187)	132,290
Grohe Holding Gmbh(T)	5.00%	12/20/2016	UBS AG	4,320,000	4,320,000	(689,440)	(511,081)	178,359
Dish DBS(T)	5.00%	12/20/2016	JPMorgan Chase Bank N.A.	3,730,000	3,730,000	135,989	384,944	248,955
Dish DBS(T)	5.00%	12/20/2016	UBS AG	29,390,000	14,390,000	566,978	1,484,661	917,683

				$130,540,000		$(5,752,917)	$(3,181,655)	$2,571,262

(T)	The Fund entered into this contract for speculative purposes.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

d) Quantitative Disclosure of Derivative Holdings: Funds use derivatives, which are financial contracts whose value depends on, or is derived from, the value of

125

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Funds’ portfolios. Derivatives relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include swaps and exchange traded and over-the-counter contracts. As of and for the period ended January 31, 2012, derivative summary tables for each Fund are as follows:

Global Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$14,928	$—	$—	$—	$—	$14,928

Total Value		$—	$14,928	$—	$—	$—	$—	$14,928

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$19,772	$—	$—	$—	$—	$19,772

Total Value		$—	$19,772	$—	$—	$—	$—	$19,772

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts (1)	—	3,391,560	—	—	—	—	3,391,560

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

126

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$3,311,010	$—	$—	$—	$—	$3,311,010

Total Value		$—	$3,311,010	$—	$—	$—	$—	$3,311,010

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$3,129,339	$—	$—	$—	$—	$3,129,339

Total Value		$—	$3,129,339	$—	$—	$—	$—	$3,129,339

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts - Long (1)	—	—	—	15,765,783	—	—	15,765,783
Futures Contracts - Short (1)	—	—	—	(7,617,396)	—	—	(7,617,396)
Forward Contracts (1)	—	901,924,598	—	—	—	—	901,924,598

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$2,834,547	$—	$—	$—	$—	$2,834,547

Total Value		$—	$2,834,547	$—	$—	$—	$—	$2,834,547

127

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$4,049,520	$—	$—	$—	$—	$4,049,520

Total Value		$—	$4,049,520	$—	$—	$—	$—	$4,049,520

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts - Long (1)	—	—	—	13,319,926	—	—	13,319,926
Futures Contracts - Short (1)	—	—	—	(6,419,154)	—	—	(6,419,154)
Forward Contracts (1)	—	909,409,341	—	—	—	—	909,409,341

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$196,245	$—	$—	$—	$—	$196,245

Total Value		$—	$196,245	$—	$—	$—	$—	$196,245

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$7,239,152	$—	$—	$—	$—	$7,239,152

Total Value		$—	$7,239,152	$—	$—	$—	$—	$7,239,152

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts (1)	—	258,026,168	—	—	—	—	258,026,168

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$5,234,683	$—	$—	$—	$5,234,683
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	968,125	—	—	—	—	968,125

Total Value		$—	$968,125	$5,234,683	$—	$—	$—	$6,202,808

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$5,051,260	$—	$—	$—	$5,051,260
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	10,700,688	—	—	—	—	10,700,688

Total Value		$—	$10,700,688	$5,051,260	$—	$—	$—	$15,751,948

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	—	—	93,408,333	—	—	—	93,408,333
Forward Contracts (1)	—	690,913,947	—	—	—	—	690,913,947

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

129

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Local Emerging Markets Debt Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$127,322	$—	$—	$—	$—	$127,322
Futures Contracts (1)	Daily variation margin on open financials futures contracts	1,094	—	—	—	—	—	1,094

Total Value		$1,094	$127,322	$—	$—	$—	$—	$128,416

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$147,472	$—	$—	$—	$—	$147,472

Total Value		$—	$147,472	$—	$—	$—	$—	$147,472

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Options Purchased (2)	—	—	—	4,000,000	—	—	4,000,000
Futures Contracts - Long (3)	654,531	—	—	—	—	—	654,531
Forward Contracts (3)	—	7,403,628	—	—	—	—	7,403,628

(1)	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the ‘Financials futures contracts‘ section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(3)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

130

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Net Unrealized Tax Appreciation/Depreciation

At January 31, 2012, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$38,442,707	$2,814,193	$(2,951,318)	$(137,125)
International Equity Fund	4,457,088,888	551,495,338	(913,588,318)	(362,092,980)
International Equity Fund II	3,432,056,350	331,497,039	(320,606,165)	10,890,874
Total Return Bond Fund	1,925,894,701	76,843,960	(5,016,615)	71,827,345
Global High Income Fund	3,187,147,165	101,235,030	(142,849,675)	(41,614,645)
Local Emerging Markets Debt Fund	23,487,022	356,995	(775,712)	(418,717)
U.S. Microcap Fund	10,802,768	1,497,386	(550,866)	946,520
U.S. Smallcap Fund	81,730,349	7,588,295	(3,404,123)	4,184,172
U.S. Midcap Fund	5,819,586	808,349	(30,521)	777,828
U.S. Multicap Fund	3,414,293	626,374	(133,120)	493,254

4.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended January 31, 2012, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	January 31, 2012	(Cost)	(Proceeds)	Income	January 31, 2012
International Equity Fund
Cemacon SA	14,619,597	$—	$—	$—	$240,063
Chelindbank OJSC	53,536,950	—	—	—	3,560,207
Chimimport AD	10,692,883	—	476	—	10,448,838
Chimimport AD Preferred	6,416,021	—	—	—	8,652,890
Davento PLC GDR	5,006,914	—	—	—	4,305,945
Holcim Russia	656,887	—	—	—	34,059,565
Impact Developer & Contractor	16,912,495	—	—	—	1,324,872
LEV Insurance	4,078,860	—	—	—	2,811,877
NAXS Nordic Access Buyout Fund	1,230,257	—	853,690	—	4,444,492
Siderurgica Venezolana Sivensa	2,847,910	—	—	2,319,134	1,968,601
Sparki Eltos Lovetch	1,397,011	—	—	—	805,986

131

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	January 31, 2012	(Cost)	(Proceeds)	Income	January 31, 2012
Toza Markovic ad Kikinda	78,160	$—	$—	$—	$2,005,987

					$74,629,323

5.	Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies how principal market is determined, addresses the fair value measurement of instruments with offsetting market or counterparty credit risks and the concept of valuation premise and highest and best use, extends the prohibition of blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures. ASU 2011-04 is effective for public entities for interim and annual periods beginning on or after December 15, 2011. Management is currently evaluating the impact of the adoption ASU 2011-04 will have on the Funds’ financial statements.

6.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to January 31, 2012 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

132

Item 2. Controls and Procedures
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)), are effective based on their evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(d)), of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d) during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached hereto as Exibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Global Investment Funds

By:	/s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)

Date:	March 29, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)

Date:	March 29, 2012

By:	/s/ Timothy Clemens

Timothy Clemens
Chief Financial Officer (Principal Financial Officer)

Date:	March 29, 2012